UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

DEC    12.31.16

SEMI-ANNUAL REPORT

AB CONCENTRATED GROWTH FUND

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

February 14, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Concentrated Growth Fund (the “Fund”), for the semi-annual reporting period ended December 31, 2016. Effective as of the close of business on February 28, 2014, the W.P. Stewart Growth Fund, Inc. (the “Predecessor Fund”) was converted into the Fund and the Predecessor Fund’s shares were converted into Advisor Class shares of the Fund. The inception date for Class A, C, R, K, I and Z shares is February 28, 2014. The inception date of the Predecessor Fund is February 28, 1994.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. AllianceBernstein L.P. (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of listed US companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.

The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non-diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2016. Also included are returns for the Fund’s peer group, as represented by the Lipper Multi-Cap Growth Funds Average (the “Lipper Average”). Funds in the Lipper Average have generally similar investment mandates to the Fund, although some may have different investment policies and sales and management fees and fund expenses.

AB CONCENTRATED GROWTH FUND •	1

All share classes of the Fund outperformed the benchmark and the Lipper Average for the six-month period, before sales charges. Top absolute contributors to performance included Charles Schwab, Quintiles and Priceline. Top absolute detractors included VF Corp, Chipotle and Hershey. Performance was primarily driven by positive stock selection. Selection in the health care and financials sectors was positive, relative to the benchmark. Sector selection detracted modestly due to an underweight in financials, which rallied in the third quarter.

All share classes of the Fund underperformed the benchmark, but outperformed the Lipper Average for the 12-month period, before sales charges. Top absolute detractors included Sensata Technologies, Ralph Lauren and Chipotle. Top absolute contributors included Amphenol, ADP and Charles Schwab. While both security and sector selection were negative, the majority of this underperformance came from sector selection. An overweight to the health care sector and underweight to energy and financials detracted from returns. While security selection within health care was positive, an overweight to this sector hurt performance.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

While equity markets posted positive returns during both periods, volatility emerged. In this environment, the Team remained focused on sustainably growing the underlying earnings power of the Fund. With improving gross domestic product, robust job gains and strengthening wages, the Team believes the prospects for the US economy remain promising. In the Team’s view, this economic growth should drive continued, but potentially more modest, earnings growth over time. That said, the Team believes a selective investment approach is appropriate, especially if margin gains are more limited in the next couple of years. The Team believes the Fund is well positioned for the current environment.

2	• AB CONCENTRATED GROWTH FUND

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P® 500 Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Capitalization Risk: Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The Fund has been in operation only for a short

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB CONCENTRATED GROWTH FUND •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

period of time, and therefore has a very limited historical performance period. This limited performance period is unlikely to be representative of the performance the Fund will achieve over a longer period.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Please note: References to specific securities are presented to illustrate the Fund’s investment philosophy and are not to be considered advice or recommendations. This information reflects prevailing market conditions and the Adviser’s judgments as of the date indicated, which are subject to change. In preparing this report, the Adviser has relied upon and assumed without independent verification, the accuracy and completeness of all information available from third-party sources. It should not be assumed that any investments made in the future will be profitable or will equal the performance of the selected investments referenced herein.

4	• AB CONCENTRATED GROWTH FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Concentrated Growth Fund
Class A	9.85%	5.13%

Class C	9.44%	4.35%

Advisor Class*	9.99%	5.36%

Class R*	9.72%	4.86%

Class K*	9.89%	5.17%

Class I*	10.02%	5.43%

Class Z*	10.03%	5.44%

S&P 500 Index	7.82%	11.96%

Lipper Multi-Cap Growth Funds Average	4.99%	2.81%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB CONCENTRATED GROWTH FUND •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	5.13%	0.65%
Since Inception*	7.21%	5.58%

Class C Shares
1 Year	4.35%	3.35%
Since Inception*	6.42%	6.42%

Advisor Class Shares†
1 Year	5.36%	5.36%
5 Years	13.80%	13.80%
10 Years	7.07%	7.07%

Class R Shares†
1 Year	4.86%	4.86%
Since Inception*	6.94%	6.94%

Class K Shares†
1 Year	5.17%	5.17%
Since Inception*	7.22%	7.22%

Class I Shares†
1 Year	5.43%	5.43%
Since Inception*	7.50%	7.50%

Class Z Shares†
1 Year	5.44%	5.44%
Since Inception*	7.48%	7.48%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.27%, 2.01%, 1.01%, 1.50%, 1.24%, 0.98% and 0.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.24%, 1.99%, 0.99%, 1.49%, 1.24%, 0.99% and 0.99% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2017. Absent reimbursements or waivers, performance would have been lower, with the exception of Class K, Class I and Class Z shares, as these share classes are currently operating below their respective contractual expense caps. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 2/28/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB CONCENTRATED GROWTH FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.65%
Since Inception*	5.58%

Class C Shares
1 Year	3.35%
Since Inception*	6.42%

Advisor Class Shares†
1 Year	5.36%
5 Years	13.80%
10 Years	7.07%

Class R Shares†
1 Year	4.86%
Since Inception*	6.94%

Class K Shares†
1 Year	5.17%
Since Inception*	7.22%

Class I Shares†
1 Year	5.43%
Since Inception*	7.50%

Class Z Shares†
1 Year	5.44%
Since Inception*	7.48%

*	Inception date: 2/28/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB CONCENTRATED GROWTH FUND •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,098.50	$6.51	1.23%	$6.56	1.24%
Hypothetical**	$1,000	$1,019.00	$6.26	1.23%	$6.31	1.24%
Class C
Actual	$1,000	$1,094.40	$10.45	1.98%	$10.51	1.99%
Hypothetical**	$1,000	$1,015.22	$10.06	1.98%	$10.11	1.99%

8	• AB CONCENTRATED GROWTH FUND

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,099.90	$5.19	0.98%	$5.24	0.99%
Hypothetical**	$1,000	$1,020.27	$4.99	0.98%	$5.04	0.99%
Class R
Actual	$1,000	$1,097.20	$7.72	1.46%	$7.72	1.46%
Hypothetical**	$1,000	$1,017.85	$7.43	1.46%	$7.43	1.46%
Class K
Actual	$1,000	$1,098.90	$6.51	1.23%	$6.56	1.24%
Hypothetical**	$1,000	$1,019.00	$6.26	1.23%	$6.31	1.24%
Class I
Actual	$1,000	$1,100.20	$5.08	0.96%	$5.13	0.97%
Hypothetical**	$1,000	$1,020.37	$4.89	0.96%	$4.94	0.97%
Class Z
Actual	$1,000	$1,100.30	$5.03	0.95%	$5.08	0.96%
Hypothetical**	$1,000	$1,020.42	$4.84	0.95%	$4.89	0.96%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AB CONCENTRATED GROWTH FUND •	9

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $343.1

TEN LARGEST HOLDINGS†

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Alphabet, Inc. – Class C	$23,783,633	6.9%
Abbott Laboratories	22,478,569	6.6
MasterCard, Inc. – Class A	21,916,774	6.4
Priceline Group, Inc. (The)	21,445,526	6.3
Amphenol Corp. – Class A	20,158,185	5.9
Celgene Corp.	19,795,565	5.8
Ecolab, Inc.	18,532,013	5.4
Zoetis, Inc.	16,960,713	4.9
Apple, Inc.	16,939,486	4.9
Quintiles IMS Holdings, Inc.	16,928,122	4.9
	$198,938,586	58.0%

*	All data are as of December 31, 2016. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB CONCENTRATED GROWTH FUND

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.8%
Information Technology – 31.1%
Electronic Equipment, Instruments & Components – 5.9%
Amphenol Corp. – Class A	299,973	$20,158,185

Internet Software & Services – 6.9%
Alphabet, Inc. – Class C(a)	30,815	23,783,633

IT Services – 11.3%
Automatic Data Processing, Inc.	164,520	16,909,366
Mastercard, Inc. – Class A	212,269	21,916,774

		38,826,140

Software – 2.1%
ANSYS, Inc.(a)	76,038	7,032,755

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	146,257	16,939,486

		106,740,199

Consumer Discretionary – 23.2%
Auto Components – 4.9%
Delphi Automotive PLC	247,390	16,661,716

Hotels, Restaurants & Leisure – 8.5%
Chipotle Mexican Grill, Inc. – Class A(a)(b)	35,570	13,421,272
Starbucks Corp.	283,520	15,741,031

		29,162,303

Internet & Direct Marketing Retail – 6.2%
Priceline Group, Inc. (The)(a)	14,628	21,445,526

Textiles, Apparel & Luxury Goods – 3.6%
VF Corp.	233,597	12,462,400

		79,731,945

Health Care – 22.2%
Biotechnology – 5.8%
Celgene Corp.(a)	171,020	19,795,565

Health Care Equipment & Supplies – 6.6%
Abbott Laboratories	585,227	22,478,569

Life Sciences Tools & Services – 4.9%
Quintiles IMS Holdings, Inc.(a)	222,592	16,928,122

Pharmaceuticals – 4.9%
Zoetis, Inc.	316,845	16,960,713

		76,162,969

Materials – 5.4%
Chemicals – 5.4%
Ecolab, Inc.	158,096	18,532,013

AB CONCENTRATED GROWTH FUND •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 4.8%
Capital Markets – 4.8%
Charles Schwab Corp. (The)	422,445	$16,673,904

Industrials – 4.8%
Professional Services – 4.8%
Verisk Analytics, Inc. – Class A(a)	201,662	16,368,905

Consumer Staples – 4.3%
Food Products – 4.3%
Hershey Co. (The)	141,680	14,653,962

Total Common Stocks (cost $306,833,332)		328,863,897

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $12,285,393)	12,285,393	12,285,393

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $319,118,725)		341,149,290

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $4,408,885)	4,408,885	4,408,885

Total Investments – 100.7% (cost $323,527,610)		345,558,175
Other assets less liabilities – (0.7)%		(2,409,186)

Net Assets – 100.0%		$343,148,989

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

12	• AB CONCENTRATED GROWTH FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $306,833,332)	$328,863,897	(a)
Affiliated issuers (cost $16,694,278—including investment of cash collateral for securities loaned of $4,408,885)	16,694,278
Receivable for investment securities sold	2,213,726
Receivable for capital stock sold	1,188,366
Unaffiliated dividends receivable	206,949
Affiliated dividends receivable	3,398

Total assets	349,170,614

Liabilities
Payable for collateral received on securities loaned	4,408,885
Payable for investment securities purchased	661,012
Payable for capital stock redeemed	532,938
Advisory fee payable	233,211
Distribution fee payable	21,259
Administrative fee payable	17,116
Transfer Agent fee payable	7,852
Accrued expenses and other liabilities	139,352

Total liabilities	6,021,625

Net Assets	$343,148,989

Composition of Net Assets
Capital stock, at par	$119,908
Additional paid-in capital	319,390,108
Accumulated net investment loss	(56,590)
Accumulated net realized gain on investment transactions	1,664,998
Net unrealized appreciation on investments	22,030,565

	$343,148,989

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$25,291,399	887,990	$28.48	*

C	$18,053,047	647,682	$27.87

Advisor	$247,507,087	8,632,042	$28.67

R	$11,381	402.54	$28.27

K	$245,554	8,620	$28.49

I	$27,138	945.30	$28.71

Z	$52,013,383	1,813,154	$28.69

(a)	Includes securities on loan with a value of $4,329,370 (see Note E).

*	The maximum offering price per share for Class A shares was $29.74 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB CONCENTRATED GROWTH FUND •	13

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$1,736,146
Affiliated issuers	20,411	$1,756,557

Expenses
Advisory fee (see Note B)	1,371,845
Distribution fee—Class A	36,612
Distribution fee—Class C	97,956
Distribution fee—Class R	40
Distribution fee—Class K	225
Transfer agency—Class A	9,110
Transfer agency—Class C	6,111
Transfer agency—Advisor Class	74,882
Transfer agency—Class R	5
Transfer agency—Class K	45
Transfer agency—Class I	3
Transfer agency—Class Z	4,936
Registration fees	69,713
Custodian	62,319
Administrative	29,030
Legal	22,185
Audit and tax	17,730
Printing	15,426
Directors’ fees	12,759
Miscellaneous	7,406

Total expenses	1,838,338
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(26,747)

Net expenses		1,811,591

Net investment loss		(55,034)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		8,521,206
Net change in unrealized appreciation/depreciation of investments		23,180,936

Net gain on investment transactions		31,702,142

Net Increase in Net Assets from Operations		$31,647,108

See notes to financial statements.

14	• AB CONCENTRATED GROWTH FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(55,034)	$(64,946)
Net realized gain (loss) on investment transactions	8,521,206	(1,084,373)
Net change in unrealized appreciation/depreciation of investments	23,180,936	(19,156,207)

Net increase (decrease) in net assets from operations	31,647,108	(20,305,526)
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(111,879)	(628,838)
Class C	(84,273)	(574,644)
Advisor Class	(1,099,048)	(7,302,389)
Class R	(51)	(1,002)
Class K	(1,085)	(2,424)
Class I	(120)	(734)
Class Z	(227,806)	(1,294,334)
Capital Stock Transactions
Net increase (decrease)	(9,736,526)	101,027,695

Total increase	20,386,320	70,917,804
Net Assets
Beginning of period	322,762,669	251,844,865

End of period (including accumulated net investment loss of ($56,590) and ($1,556), respectively)	$343,148,989	$322,762,669

See notes to financial statements.

AB CONCENTRATED GROWTH FUND •	15

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B shares are not currently offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities

16	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at

AB CONCENTRATED GROWTH FUND •	17

Notes to Financial Statements

4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

18	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$328,863,897		$	– 0	–	$	– 0	–	$328,863,897
Short-Term Investments	12,285,393			– 0	–		– 0	–	12,285,393
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,408,885			– 0	–		– 0	–	4,408,885

Total Investments in Securities	345,558,175			– 0	–		– 0	–	345,558,175
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$345,558,175		$	– 0	–	$	– 0	–	$345,558,175

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the

AB CONCENTRATED GROWTH FUND •	19

Notes to Financial Statements

oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

20	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average daily net assets. Prior to November 1, 2016 the Fund paid the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser had contractually agreed to waive .20% of the advisory fee until October 31, 2016. The fee is accrued daily and paid monthly. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses

AB CONCENTRATED GROWTH FUND •	21

Notes to Financial Statements

other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the six months ended December 31, 2016, such waiver/reimbursement amounted to $12,614. The Expense Caps may not be terminated by the Adviser prior to November 1, 2017.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the reimbursement for such services amounted to $29,030.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $34,342 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $858 from the sale of Class A shares and received $4 and $4,739 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $12,303. A summary of the Fund’s transactions in shares of

22	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$3,772	$51,552	$43,039	$12,285	$17

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $39,975, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $125,967, $0 and $0 for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

AB CONCENTRATED GROWTH FUND •	23

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$43,243,958		$65,091,154
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$32,680,028
Gross unrealized depreciation	(10,649,463)

Net unrealized appreciation	$22,030,565

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended December 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

24	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2016, the Fund had securities on loan with a value of $4,329,370 and had received cash collateral which has been invested into Government Money Market Portfolio of $4,408,885. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $3,660 from the borrower and Government Money Market Portfolio, for the six months ended December 31, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended December 31, 2016, such waiver amounted to $1,830. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned

AB CONCENTRATED GROWTH FUND •	25

Notes to Financial Statements

securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value 6/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)
$	– 0	–	$17,304	$12,895	$4,409

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016

Class A
Shares sold	133,216	1,023,118	$3,756,313	$27,881,994

Shares issued in reinvestment of distributions	3,690	18,527	106,021	513,394

Shares redeemed	(417,936)	(354,535)	(11,616,008)	(9,281,867)

Net increase (decrease)	(281,030)	687,110	$(7,753,674)	$19,113,521

Class C
Shares sold	39,509	535,050	$1,082,599	$14,558,072

Shares issued in reinvestment of distributions	2,677	18,795	75,286	513,848

Shares redeemed	(161,375)	(162,974)	(4,433,687)	(4,238,657)

Net increase (decrease)	(119,189)	390,871	$(3,275,802)	$10,833,263

Advisor Class
Shares sold	1,563,436	5,982,902	$44,109,218	$162,726,403

Shares issued in reinvestment of distributions	32,213	237,527	931,605	6,610,381

Shares redeemed	(1,664,974)	(4,243,284)	(46,830,237)	(112,617,016)

Net increase (decrease)	(69,325)	1,977,145	$(1,789,414)	$56,719,768

26	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

	Shares				Amount
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016		Six Months Ended December 31, 2016 (unaudited)			Year Ended June 30, 2016

Class R
Shares sold	– 0	–	864		$	– 0	–	$24,660

Shares issued in reinvestment of distributions	– 0	–	25			– 0	–	684

Shares redeemed	(888)		– 0	–		(24,475)		– 0	–

Net increase (decrease)	(888)		889			$(24,475)		$25,344

Class K
Shares sold	5,896		3,768			$166,530		$100,456

Shares issued in reinvestment of distributions	36		76			1,034		2,106

Shares redeemed	(1,123)		(436)			(31,250)		(11,663)

Net increase	4,809		3,408			$136,314		$90,899

Class I
Shares sold	– 0	–	521		$	– 0	–	$14,959

Shares issued in reinvestment of distributions	2		15			68		413

Net increase	2		536			$68		$15,372

Class Z
Shares sold	155,100		645,565			$4,398,080		$17,935,419

	7,872		46,502			227,806		1,294,147

Shares redeemed	(59,284)		(183,880)			(1,655,429)		(5,000,038)

Net increase	103,688		508,187			$2,970,457		$14,229,528

At December 31, 2016, certain shareholders of the Fund owned 22% of the Fund’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund NAV.

AB CONCENTRATED GROWTH FUND •	27

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 were as follows:

	2016			2015
Distributions paid from:
Ordinary income	$	– 0	–	$1,200,078
Net long-term capital gains		9,804,365		2,220,035

Total taxable distributions paid		$9,804,365		$3,420,113

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other gains/losses	$(4,578,465	)(a)
Unrealized appreciation/(depreciation)	(1,905,408	)(b)

Total accumulated earnings/(deficit)	$(6,483,873)

(a)

At June 30, 2016, the Fund had a qualified late-year ordinary loss deferral of $1,556, a post-October short-term capital loss deferral of $4,296,156 and a post-October long-term capital loss deferral of $280,753. These losses are deemed to arise on July 1, 2016.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund did not have any capital loss carryforwards.

28	• AB CONCENTRATED GROWTH FUND

Notes to Financial Statements

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB CONCENTRATED GROWTH FUND •	29

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31,	Year Ended June 30,		February 28, 2014(a) to June 30,
	2016	2016	2015	2014

Net asset value, beginning of period	$ 26.04	$ 28.61	$ 26.26	$ 24.85

Income From Investment Operations
Net investment loss(b)(c)	(.03)	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss) on investment transactions	2.60	(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	2.57	(1.78)	3.14	1.41

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 28.48	$ 26.04	$ 28.61	$ 26.26

Total Return
Total investment return based on net asset value(d)	9.85%	(6.38)%	12.12%	5.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,292	$30,438	$13,785	$56
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.23%^	1.24%	1.24%	1.24	%^
Expenses, before waivers/reimbursements(e)	1.25%^	1.27%	1.39%	2.58	%^
Net investment loss(c)	(.22 )%^	(.19)%	(.37)%	(.20	)% ^
Portfolio turnover rate	13%	44%	23%	17%

See footnote summary on page 36.

30	• AB CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31,	Year Ended June 30,		February 28, 2014(a) to June 30,
	2016	2016	2015	2014

Net asset value, beginning of period	$ 25.58	$ 28.33	$ 26.20	$ 24.85

Income From Investment Operations
Net investment loss(b)(c)	(.13)	(.25)	(.32)	(.05)
Net realized and unrealized gain (loss) on investment transactions	2.55	(1.71)	3.24	1.40

Net increase (decrease) in net asset value from operations	2.42	(1.96)	2.92	1.35

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 27.87	$ 25.58	$ 28.33	$ 26.20

Total Return
Total investment return based on net asset value(d)	9.44%	(7.10)%	11.29%	5.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,053	$19,617	$10,652	$47
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.98%^	1.99%	1.99%	1.99	%^
Expenses, before waivers/reimbursements(e)	2.00%^	2.01%	2.14%	3.54	%^
Net investment loss(c)	(.96 )%^	(.94)%	(1.15)%	(.93	)%^
Portfolio turnover rate	13%	44%	23%	17%

See footnote summary on page 36.

AB CONCENTRATED GROWTH FUND •	31

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2016	Year Ended June 30,	January 1, 2014 to June 30,	Year Ended December 31,
2016	2015	2014(f)	2013	2012

Net asset value, beginning of period	$ 26.18	$ 28.69	$ 26.28	$ 25.80	$ 18.91	$ 16.32

Income From Investment Operations
Net investment income (loss)(b)(c)	.01	.01	(.04)	(.01)	(.03)	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.61	(1.73)	3.24	1.04	6.92	2.65

Net increase (decrease) in net asset value from operations	2.62	(1.72)	3.20	1.03	6.89	2.59

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)	(.79)	(.79)	(.55)	– 0	–	– 0	–

Redemption fee	– 0	–	– 0	–	– 0	–	– 0	–	.00	(g)	.00	(g)

Net asset value, end of period	$ 28.67	$ 26.18	$ 28.69	$ 26.28	$ 25.80	$ 18.91

Total Return
Total investment return based on net asset value(d)	9.99%	(6.16)%	12.34%	4.11%	36.44%	15.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,507	$227,787	$192,909	$36,630	$25,170	$18,433
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.98	%^	.99%	.99%	1.06	%^	1.23%	1.23%
Expenses, before waivers/reimbursements(e)	1.00	%^	1.01%	1.12%	2.26	%^	1.90%	1.93%
Net investment income (loss)(c)	.04	%^	.05%	(.13)%	(.06	)%^	(.14)%	(.30)%
Portfolio turnover rate	13%	44%	23%	17%	42%	34%

See footnote summary on page 36.

32	• AB CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended December 31,	Year Ended June 30,		February 28, 2014(a) to June 30,
	2016	2016	2015	2014

Net asset value, beginning of period	$ 25.88	$ 28.51	$ 26.24	$ 24.85

Income From Investment Operations
Net investment loss(b)(c)	(.07)	(.12)	(.17)	(.03)
Net realized and unrealized gain (loss) on investment transactions	2.59	(1.72)	3.23	1.42

Net increase (decrease) in net asset value from operations	2.52	(1.84)	3.06	1.39

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 28.27	$ 25.88	$ 28.51	$ 26.24

Total Return
Total investment return based on net asset value(d)	9.72%	(6.62)%	11.82%	5.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$33	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.46%^	1.49%	1.49%	1.49	%^
Expenses, before waivers/reimbursements(e)	1.46%^	1.50%	1.60%	2.79	%^
Net investment loss(c)	(.49 )%^	(.45)%	(.62)%	(.41	)%^
Portfolio turnover rate	13%	44%	23%	17%

See footnote summary on page 36.

AB CONCENTRATED GROWTH FUND •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended December 31,	Year Ended June 30,		February 28, 2014(a) to June 30,
	2016	2016	2015	2014

Net asset value, beginning of period	$ 26.04	$ 28.61	$ 26.26	$ 24.85

Income From Investment Operations
Net investment loss(b)(c)	(.03)	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss) on investment transactions	2.61	(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	2.58	(1.78)	3.14	1.41

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 28.49	$ 26.04	$ 28.61	$ 26.26

Total Return
Total investment return based on net asset value(d)	9.89%	(6.38)%	12.12%	5.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$246	$99	$12	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.23%^	1.24%	1.24%	1.24	%^
Expenses, before waivers/reimbursements(e)	1.24%^	1.24%	1.35%	2.58	%^
Net investment loss(c)	(.23 )%^	(.18)%	(.38)%	(.15	)%^
Portfolio turnover rate	13%	44%	23%	17%

See footnote summary on page 36.

34	• AB CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended December 31,		Year Ended June 30,		February 28, 2014(a) to June 30,
	2016		2016	2015	2014

Net asset value, beginning of period	$ 26.21		$ 28.71	$ 26.28	$ 24.85

Income From Investment Operations
Net investment income (loss)(b)(c)	.01		.02	(.02)	(.02)
Net realized and unrealized gain (loss) on investment transactions	2.62		(1.73)	3.24	1.45

Net increase (decrease) in net asset value from operations	2.63		(1.71)	3.22	1.43

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)		(.79)	(.79)	– 0	–

Net asset value, end of period	$ 28.71		$ 26.21	$ 28.71	$ 26.28

Total Return
Total investment return based on net asset value(d)	10.02%		(6.12)%	12.42%	5.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27		$25	$12	$26,344
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.96	%^	.98%	.99%	.99	%^
Expenses, before waivers/reimbursements(e)	.96	%^	.98%	1.09%	1.95	%^
Net investment income (loss)(c)	.07	%^	.07%	(.07)%	(.27	)%^
Portfolio turnover rate	13%		44%	23%	17%

See footnote summary on page 36.

AB CONCENTRATED GROWTH FUND •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended December 31,		Year Ended June 30,		February 28, 2014(a) to June 30,
	2016		2016	2015	2014

Net asset value, beginning of period	$ 26.19		$ 28.69	$ 26.28	$ 24.85

Income From Investment Operations
Net investment income (loss)(b)(c)	.01		.02	(.04)	.01
Net realized and unrealized gain (loss) on investment transactions	2.62		(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	2.63		(1.71)	3.20	1.43

Less: Distributions
Distributions from net realized gain on investment transactions	(.13)		(.79)	(.79)	– 0	–

Net asset value, end of period	$ 28.69		$ 26.19	$ 28.69	$ 26.28

Total Return
Total investment return based on net asset value(d)	10.03%		(6.12)%	12.34%	5.75%
Ratios/Supplemental Data
Net assets, end of period (000’‘s omitted)	$52,013		$44,764	$34,464	$11
Ratio to average net assets of:
Expenses, net of waivers(e)	.95	%^	.96%	.99%	.99	%^
Expenses, before waivers(e)	.96	%^	.96%	1.08%	2.25	%^
Net investment income (loss)(c)	.07	%^	.07%	(.15)%	.09	%^
Portfolio turnover rate	13%		44%	23%	17%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees and for the six months ended December 31, 2016, such waiver amounted to .01% annualized for the Fund.

(f)	The Predecessor Fund changed its fiscal year end from December 31 to June 30.

^	Annualized.

See notes to financial statements.

36	• AB CONCENTRATED GROWTH FUND

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer James Tierney(2), Vice President Emilie D. Wrapp, Secretary	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services,

Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s Portfolio are made by Mr. James Tierney.

AB CONCENTRATED GROWTH FUND •	37

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

38	• AB CONCENTRATED GROWTH FUND

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2014 and for calendar year 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The

AB CONCENTRATED GROWTH FUND •	39

directors noted that the Fund was not profitable to the Adviser for 2014. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2015 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s pro forma contractual advisory fee rate reflecting a 20 basis point advisory fee waiver by the Adviser effective since March 1, 2014 against a peer group median and took into account the impact on

40	• AB CONCENTRATED GROWTH FUND

the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. The directors also noted that the Adviser’s agreement to waive 20 basis points so the Fund’s net advisory fee would be 80 basis points expires on October 31, 2016. The directors discussed with the Adviser the potential for extending the existing advisory fee waiver agreement or making it permanent, and approved continuance of the Advisory Agreement contingent on the Adviser either reducing the contractual fee to 80 basis points or agreeing to extend the waiver for at least another one year period when it expires on October 31, 2016.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the

AB CONCENTRATED GROWTH FUND •	41

Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

42	• AB CONCENTRATED GROWTH FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB CONCENTRATED GROWTH FUND •	43

AB Family of Funds

NOTES

44	• AB CONCENTRATED GROWTH FUND

AB CONCENTRATED GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

CG-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB CONCENTRATED
INTERNATIONAL GROWTH
PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,023.60	$6.58	1.29%	$6.63	1.30%
Hypothetical**	$1,000	$1,018.70	$6.56	1.29%	$6.61	1.30%
Class C
Actual	$1,000	$1,019.10	$10.38	2.04%	$10.43	2.05%
Hypothetical**	$1,000	$1,014.92	$10.36	2.04%	$10.41	2.05%

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	1

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,025.00	$5.31	1.04%	$5.36	1.05%
Hypothetical**	$1,000	$1,019.96	$5.30	1.04%	$5.35	1.05%
*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1.7

*	All data are as of December 31, 2016. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	3

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
ASML Holding NV	$78,449	4.6%
Alibaba Group Holding Ltd. (Sponsored ADR)	77,273	4.5
Treasury Wine Estates Ltd.	75,772	4.4
Tencent Holdings Ltd.	72,741	4.2
Prudential PLC	71,448	4.1
CRH PLC (London)	70,052	4.1
HDFC Bank Ltd. (ADR)	69,782	4.0
B&M European Value Retail SA	68,284	4.0
Ashtead Group PLC	66,428	3.9
Assa Abloy AB – Class B	66,058	3.8
	$716,287	41.6%

*	Long-term investments.

4	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 101.0%
Information Technology – 25.6%
Electronic Equipment, Instruments & Components – 6.5%
Keyence Corp.	74	$50,634
Murata Manufacturing Co., Ltd.	460	61,427

		112,061

Internet Software & Services – 8.7%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	880	77,273
Tencent Holdings Ltd.	3,000	72,741

		150,014

IT Services – 5.8%
Capgemini SA	658	55,436
Worldpay Group PLC(b)	13,629	45,250

		100,686

Semiconductors & Semiconductor Equipment – 4.6%
ASML Holding NV	700	78,449

		441,210

Industrials – 15.7%
Building Products – 3.8%
Assa Abloy AB – Class B	3,570	66,058

Commercial Services & Supplies – 2.7%
Park24 Co., Ltd.	1,700	46,035

Electrical Equipment – 3.5%
Nidec Corp.	700	60,263

Machinery – 1.8%
Hoshizaki Corp.	400	31,668

Trading Companies & Distributors – 3.9%
Ashtead Group PLC	3,417	66,428

		270,452

Consumer Discretionary – 14.6%
Auto Components – 2.2%
Continental AG	200	38,531

Hotels, Restaurants & Leisure – 6.2%
InterContinental Hotels Group PLC	1,341	59,962
Merlin Entertainments PLC(b)	8,290	45,765

		105,727

Multiline Retail – 4.0%
B&M European Value Retail SA	19,930	68,284

Textiles, Apparel & Luxury Goods – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	200	38,134

		250,676

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 14.3%
Beverages – 4.4%
Treasury Wine Estates Ltd.	9,850	$75,772

Household Products – 6.5%
Reckitt Benckiser Group PLC	730	61,837
Unicharm Corp.	2,300	50,232

		112,069

Personal Products – 3.4%
Kose Corp.	700	58,036

		245,877

Financials – 11.9%
Banks – 4.1%
HDFC Bank Ltd. (ADR)	1,150	69,782

Capital Markets – 3.7%
Azimut Holding SpA	3,853	64,088

Insurance – 4.1%
Prudential PLC	3,580	71,448

		205,318

Health Care – 11.4%
Biotechnology – 3.5%
Genmab A/S(a)	370	61,291

Health Care Providers & Services – 2.0%
IHH Healthcare Bhd	23,000	33,988

Life Sciences Tools & Services – 3.5%
Eurofins Scientific SE	140	59,646

Pharmaceuticals – 2.4%
Roche Holding AG	180	41,032

		195,957

Materials – 4.1%
Construction Materials – 4.1%
CRH PLC (London)	2,020	70,052

Telecommunication Services – 3.4%
Diversified Telecommunication Services – 3.4%
BT Group PLC	13,070	59,002

Total Common Stocks (cost $1,789,098)		1,738,544

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $10,037)	10,037	10,037

Total Investments – 101.6% (cost $1,799,135)		1,748,581
Other assets less liabilities – (1.6)%		(26,859)

Net Assets – 100.0%		$1,721,722

6	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	2,350	USD	34	3/16/17	$(150)
Citibank, NA	CNY	580	USD	83	3/16/17	853
State Street Bank & Trust Co.	CNY	16	USD	2	3/16/17	71
State Street Bank & Trust Co.	GBP	113	USD	142	3/16/17	2,352
State Street Bank & Trust Co.	HKD	34	USD	4	3/16/17	2
State Street Bank & Trust Co.	HKD	279	USD	36	3/16/17	(30)
State Street Bank & Trust Co.	SEK	156	USD	17	3/16/17	(145)
State Street Bank & Trust Co.	USD	49	AUD	66	3/16/17	(1,542)
State Street Bank & Trust Co.	USD	86	CHF	87	3/16/17	1
State Street Bank & Trust Co.	USD	87	EUR	81	3/16/17	(1,542)
State Street Bank & Trust Co.	USD	43	JPY	4,973	3/16/17	(706)

						$(836)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $91,015 or 5.3% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	7

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,789,098)	$1,738,544
Affiliated issuers (cost $10,037)	10,037
Foreign currencies, at value (cost $2,967)	2,935
Receivable due from Adviser	48,292
Unaffiliated dividends and interest receivable	3,520
Unrealized appreciation on forward currency exchange contracts	3,279
Affiliated dividends receivable	10

Total assets	1,806,617

Liabilities
Custody fee payable	29,984
Audit and tax fee payable	22,086
Legal fee payable	15,635
Directors’ fees payable	4,966
Unrealized depreciation on forward currency exchange contracts	4,115
Transfer Agent fee payable	144
Distribution fee payable	9
Accrued expenses	7,956

Total liabilities	84,895

Net Assets	$1,721,722

Composition of Net Assets
Capital stock, at par	$20
Additional paid-in capital	1,996,502
Distributions in excess of net investment income	(145)
Accumulated net realized loss on investment transactions and foreign currency	(223,063)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(51,592)

$1,721,722

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,607	1,000	$8.61	*

C	$8,548	1,000	$8.55

Advisor	$1,704,567	198,000	$8.61

*	The maximum offering price per share for Class A shares was $8.99 which reflects a sales charge of 4.25%.

See notes to financial statements.

8	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,274)	$12,216
Affiliated issuers	93	$12,309

Expenses
Advisory fee (see Note B)	7,597
Distribution fee—Class A	11
Distribution fee—Class C	44
Transfer agency—Class A	4
Transfer agency—Class C	6
Transfer agency—Advisor Class	818
Administrative	38,253
Custodian	36,066
Audit and tax	19,924
Legal	15,895
Directors’ fees	11,527
Printing	4,368
Miscellaneous	5,213

Total expenses	139,726
Less: expenses waived and reimbursed by the Adviser (see Note B)	(130,359)

Net expenses		9,367

Net investment income		2,942

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(125,306)
Foreign currency transactions		(13,324)

Net change in unrealized appreciation/depreciation of:
Investments		177,656
Foreign currency denominated assets and liabilities		(829)

Net gain on investment and foreign currency transactions		38,197

Net Increase in Net Assets from Operations		$41,139

See notes to financial statements.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	9

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,942	$10,332
Net realized loss on investment transactions	(138,630)	(83,814)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	176,827	(182,609)

Net increase (decrease) in net assets from operations	41,139	(256,091)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(49)	– 0	–
Advisor Class	(13,959)	(3,307)
Net realized gain on investment transactions
Class A	– 0	–	(2)
Class C	– 0	–	(2)
Advisor Class	– 0	–	(356)

Total increase (decrease)	27,131	(259,758)
Net Assets
Beginning of period	1,694,591	1,954,349

End of period (including (distributions in excess of) undistributed net investment income of ($145) and $10,921, respectively)	$1,721,722	$1,694,591

See notes to financial statements.

10	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a non-diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares are not currently offered. As of December 31, 2016, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	11

Notes to Financial Statements

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair

12	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	13

Notes to Financial Statements

adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$77,273		$363,937		$	– 0	–	$441,210
Industrials	– 0	–	270,452			– 0	–	270,452
Consumer Discretionary	– 0	–	250,676			– 0	–	250,676
Consumer Staples	– 0	–	245,877			– 0	–	245,877
Financials	69,782		135,536			– 0	–	205,318
Health Care	33,988		161,969			– 0	–	195,957
Materials	– 0	–	70,052			– 0	–	70,052
Telecommunication Services	– 0	–	59,002			– 0	–	59,002
Short-Term Investments	10,037		– 0	–		– 0	–	10,037

Total Investments in Securities	191,080		1,557,501	(a)		– 0	–	1,748,581
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,279			– 0	–	3,279
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,115)			– 0	–	(4,115)

Total(c)	$191,080		$1,556,665		$	– 0	–	$1,747,745

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the

14	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	15

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

16	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

8. Offering Expenses

Offering expenses of $58,119 were deferred and amortized on a straight line basis over a one year period starting from April 15, 2015 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.30%, 2.05% and 1.05% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser through April 14, 2016 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $56,163 for the fiscal period ended June 30, 2015 and $228,495 for the year ended June 30, 2016, respectively. In any case, provided that no reimbursement payment will be made that would cause the Fund’s total annual fund operating expenses to exceed the net fee percentages set forth above. For the six months ended December 31, 2016, the reimbursements/waivers amounted to $91,269. The Expense Caps may not be terminated by the Adviser before October 31, 2017.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the Adviser voluntarily agreed to waive such fees amounting to $39,018.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $0 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	17

Notes to Financial Statements

The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $72. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$42	$338	$370	$10	$	– 0	–*

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $735, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $0 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be

18	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$559,016		$539,661
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions and swap transactions) are as follows:

Gross unrealized appreciation	$91,177
Gross unrealized depreciation	(141,731)

Net unrealized depreciation	$(50,554)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	19

Notes to Financial Statements

included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2016, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

20	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

During the six months ended December 31, 2016, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$3,279	Unrealized depreciation on forward currency exchange contracts	$4,115

Total		$3,279		$4,115

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$1,143	$(836)

Total		$1,143	$(836)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2016:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$270,419	(a)
Average principal amount of sale contracts	$275,571	(a)

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	21

Notes to Financial Statements

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$853	$	– 0	–	$	– 0	–	$	– 0	–	$853
State Street Bank & Trust Co.	2,426		(2,426)			– 0	–		– 0	–	– 0	–

Total	$3,279		$(2,426)		$	– 0	–	$	– 0	–	$853	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Barclays Bank PLC	$150	$	– 0	–	$	– 0	–	$	– 0	–	$150
State Street Bank & Trust Co.	3,965		(2,426)			– 0	–		– 0	–	1,539

Total	$4,115		$(2,426)		$	– 0	–	$	– 0	–	$1,689	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than

22	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares.

There were no transactions in capital shares for Class A, Class C and Advisor Class for the six months ended December 31, 2016 and the year ended June 30, 2016.

NOTE F

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Focused Portfolio/Non-Diversification Risk—Investing in a limited number of companies, or investing more of the Fund’s assets in a smaller number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	23

Notes to Financial Statements

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$3,667	$	– 0	–

Total distributions paid	$3,667	$	– 0	–

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,921
Accumulated capital and other losses	(84,433	)(a)
Unrealized appreciation/(depreciation)	(228,419)

Total accumulated earnings/(deficit)	$(301,931)

(a)	As of June 30, 2016, the Fund had a net capital loss carryforward of $84,433.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund had a net short-term capital loss carryforward of $55,276, and a net long-term capital loss carryforward of $29,157, which may be carried forward for an indefinite period.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by

24	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	25

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016		April 15 2015(a) to June 30, 2015

Net asset value, beginning of period	$ 8.46		$ 9.77		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.00	(d)	.03		.03
Net realized and unrealized gain (loss) on investment transactions and foreign currency	.20		(1.34)		(.26)

Net increase (decrease) in net asset value from operations	.20		(1.31)		(.23)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.00	)(d)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.05)		– 0	–	– 0	–

Net asset value, end of period	$ 8.61		$ 8.46		$ 9.77

Total Return
Total investment return based on net asset value(e)	2.36%		(13.39)%		(2.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9		$9		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.29	%^	1.30%		1.30	%^
Expenses, before waivers/reimbursements(f)	15.87	%^	17.79%		18.01	%^
Net investment income(c)	.07	%^	.34%		1.58	%^
Portfolio turnover rate	31%		42%		2%

See footnote summary on page 28.

26	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2015		April 15 2015(a) to June 30, 2015

Net asset value, beginning of period	$ 8.39		$ 9.75		$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	(.03)		(.04)		.02
Net realized and unrealized gain (loss) on investment transactions and foreign currency	.19		(1.32)		(.27)

Net increase (decrease) in net asset value from operations	.16		(1.36)		(.25)

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(d)	– 0	–

Net asset value, end of period	$ 8.55		$ 8.39		$ 9.75

Total Return
Total investment return based on net asset value(e)	1.91%		(13.93)%		(2.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8		$8		$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.04	%^	2.05%		2.05	%^
Expenses, before waivers/reimbursements(f)	16.68	%^	18.58%		18.73	%^
Net investment income (loss)(c)	(.66	)%^	(.43)%		.81	%^
Portfolio turnover rate	31%		42%		2%

See footnote summary on page 28.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2015		April 15 2015(a) to June 30, 2015

Net asset value, beginning of period	$ 8.47		$ 9.77		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.01		.05		.04
Net realized and unrealized gain (loss) on investment transactions and foreign currency	.20		(1.33)		(.27)

Net increase (decrease) in net asset value from operations	.21		(1.28)		(.23)

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.02)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.07)		(.02)		– 0	–

Net asset value, end of period	$ 8.61		$ 8.47		$ 9.77

Total Return
Total investment return based on net asset value(e)	2.50%		(13.13)%		(2.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,705		$1,678		$1,935
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.04	%^	1.05%		1.05	%^
Expenses, before waivers/reimbursements(f)	15.63	%^	17.53%		17.75	%^
Net investment income(c)	.34	%^	.58%		1.81	%^
Portfolio turnover rate	31%		42%		2%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived and reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees and for the six months ended December 31, 2016, such waiver amounted to .01% annualized for the Portfolio.

^	Annualized.

See notes to financial statements.

28	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein,

Senior Vice President and Independent Compliance Officer

Dev Chakrabarti(2) , Vice President

Mark Phelps(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s Portfolio are made by the Investment Policy Team. Messrs. Phelps and Chakrabarti are the persons with the most significant responsibility for day-to-day management of the Fund’s Portfolio

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	29

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

30	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	31

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand,

32	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	33

into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

34	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO •	35

AB Family of Funds

NOTES

36	• AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

CIG-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB EMERGING MARKETS CORE PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$988.30	$8.22	1.64%	$8.27	1.65%
Hypothetical**	$1,000	$1,016.94	$8.34	1.64%	$8.39	1.65%
Class C
Actual	$1,000	$984.60	$11.96	2.39%	$12.01	2.40%
Hypothetical**	$1,000	$1,013.16	$12.13	2.39%	$12.18	2.40%

AB EMERGING MARKETS CORE PORTFOLIO •	1

Expense Example

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$989.90	$6.97	1.39%	$7.02	1.40%
Hypothetical**	$1,000	$1,018.20	$7.07	1.39%	$7.12	1.40%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	• AB EMERGING MARKETS CORE PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $5.4

*	All data are as of December 31, 2016. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: South Africa and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB EMERGING MARKETS CORE PORTFOLIO •	3

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Samsung Electronics Co., Ltd.	$223,247	4.2%
Itausa – Investimentos Itau SA (Preference Shares)	211,309	3.9
OTP Bank PLC	170,184	3.2
LUKOIL PJSC (Sponsored ADR)	166,115	3.1
WH Group Ltd.	161,219	3.0
KB Financial Group, Inc.	140,298	2.6
Taiwan Semiconductor Manufacturing Co., Ltd.	140,031	2.6
Jardine Strategic Holdings Ltd.	119,116	2.2
Hon Hai Precision Industry Co., Ltd.	116,529	2.2
Equatorial Energia SA	115,120	2.1
	$1,563,168	29.1%

*	Long-term investments.

4	• AB EMERGING MARKETS CORE PORTFOLIO

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Financials – 25.7%
Banks – 20.7%
Banco Macro SA (ADR)	170	$10,940
Bangkok Bank PCL (NVDR)	12,000	53,280
Bank of China Ltd. – Class H	193,000	85,099
China Construction Bank Corp. – Class H	117,000	89,602
Credicorp Ltd.	440	69,458
Erste Group Bank AG(a)	2,810	82,156
Industrial & Commercial Bank of China Ltd. – Class H	141,000	84,069
Itausa – Investimentos Itau SA (Preference Shares)	83,270	211,309
Kasikornbank PCL (NVDR)	5,400	26,670
KB Financial Group, Inc.(a)	3,970	140,298
OTP Bank PLC	5,960	170,184
Shinhan Financial Group Co., Ltd.(a)	2,440	91,503

		1,114,568

Capital Markets – 1.8%
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	19,300	97,647

Consumer Finance – 1.2%
Samsung Card Co., Ltd.(a)	1,950	64,114

Diversified Financial Services – 1.6%
Fubon Financial Holding Co., Ltd.	55,000	86,699

Insurance – 0.4%
Dongbu Insurance Co., Ltd.(a)	370	19,156

		1,382,184

Information Technology – 19.1%
Electronic Equipment, Instruments & Components – 2.6%
Hon Hai Precision Industry Co., Ltd.	44,800	116,529
Zhen Ding Technology Holding Ltd.	11,000	21,619

		138,148

Internet Software & Services – 4.1%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	610	53,564
NAVER Corp.(a)	20	12,807
NetEase, Inc. (ADR)	370	79,676
Tencent Holdings Ltd.	3,200	77,591

		223,638

Semiconductors & Semiconductor Equipment – 6.2%
Realtek Semiconductor Corp.	24,000	75,798
Silicon Motion Technology Corp. (ADR)	660	28,037
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	140,031
Vanguard International Semiconductor Corp.	16,000	27,725
Win Semiconductors Corp.	21,846	61,277

		332,868

AB EMERGING MARKETS CORE PORTFOLIO •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 6.2%
Quanta Computer, Inc.	58,000	$108,077
Samsung Electronics Co., Ltd.	150	223,247

		331,324

		1,025,978

Energy – 11.5%
Oil, Gas & Consumable Fuels – 11.5%
China Petroleum & Chemical Corp. – Class H	114,000	80,286
Cosan SA Industria e Comercio	9,300	108,779
LUKOIL PJSC (Sponsored ADR)	2,960	166,115
Petronet LNG Ltd.	17,070	92,045
PTT PCL (NVDR)	6,400	66,265
YPF SA (Sponsored ADR)	6,350	104,775

		618,265

Consumer Discretionary – 8.3%
Automobiles – 0.9%
Dongfeng Motor Group Co., Ltd. – Class H	14,000	13,601
Kia Motors Corp.(a)	1,030	33,430

		47,031

Diversified Consumer Services – 2.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	1,420	59,782
TAL Education Group (ADR)(a)	1,070	75,060

		134,842

Hotels, Restaurants & Leisure – 0.7%
Gourmet Master Co., Ltd.	5,250	39,875

Media – 0.6%
Sun TV Network Ltd.	4,260	30,781

Multiline Retail – 1.3%
Lojas Renner SA	9,600	68,182

Textiles, Apparel & Luxury Goods – 2.3%
Pou Chen Corp.	17,000	21,125
Yue Yuen Industrial Holdings Ltd.	28,500	103,304

		124,429

		445,140

Consumer Staples – 6.9%
Beverages – 1.2%
Thai Beverage PCL	114,000	66,792

Food & Staples Retailing – 0.5%
X5 Retail Group NV (GDR)(a)(b)	850	27,582

Food Products – 5.0%
Mead Johnson Nutrition Co. – Class A	380	26,889
Uni-President Enterprises Corp.	48,000	79,146
WH Group Ltd.(b)	200,000	161,219

		267,254

6	• AB EMERGING MARKETS CORE PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Tobacco – 0.2%
KT&G Corp.(a)	120	$10,038

		371,666

Materials – 5.7%
Chemicals – 3.2%
Formosa Chemicals & Fibre Corp.	18,000	53,607
PTT Global Chemical PCL (NVDR)	49,600	86,970
Sinopec Shanghai Petrochemical Co., Ltd. – Class H	54,000	29,147

		169,724

Paper & Forest Products – 2.5%
Lee & Man Paper Manufacturing Ltd.	114,000	87,904
Sappi Ltd.(a)	6,930	45,208

		133,112

		302,836

Utilities – 5.6%
Electric Utilities – 4.4%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	5,400	107,486
Equatorial Energia SA	6,900	115,120
Transmissora Alianca de Energia Eletrica SA	2,600	16,556

		239,162

Water Utilities – 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo	7,000	61,783

		300,945

Telecommunication Services – 5.4%
Diversified Telecommunication Services – 4.2%
China Telecom Corp., Ltd. – Class H	102,000	46,788
China Unicom Hong Kong Ltd.	22,000	25,462
Chunghwa Telecom Co., Ltd.	19,000	59,662
KT Corp. (Sponsored ADR)(a)	6,780	95,530

		227,442

Wireless Telecommunication Services – 1.2%
China Mobile Ltd.	6,000	63,259

		290,701

Industrials – 4.7%
Industrial Conglomerates – 3.3%
Far Eastern New Century Corp.	76,000	56,915
Jardine Strategic Holdings Ltd.	3,600	119,116

		176,031

Transportation Infrastructure – 1.4%
Jiangsu Expressway Co., Ltd. – Class H	62,000	78,169

		254,200

Health Care – 2.7%
Health Care Equipment & Supplies – 1.3%
St Shine Optical Co., Ltd.	3,700	70,631

AB EMERGING MARKETS CORE PORTFOLIO •	7

Portfolio of Investments

Company		Shares		U.S. $ Value

Health Care Providers & Services – 1.4%
Odontoprev SA		6,900		$26,676
Qualicorp SA		2,200		12,990
Sinopharm Group Co., Ltd. – Class H		8,800		36,065

				75,731

				146,362

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Aldar Properties PJSC		99,370		70,963

Total Common Stocks (cost $4,905,514)				5,209,240

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $223,046)		223,046		223,046

		Principal Amount (000)
Time Deposits – 0.1%
BBH, Grand Cayman (0.557)%, 1/02/17	EUR	1		664
(0.28)%, 1/04/17	JPY	48		407
0.005%, 1/03/17	HKD	5		678
0.01%, 1/03/17	SGD	– 0	–*	102
0.05%, 1/03/17	GBP	– 0	–*	571
4.88%, 1/03/17	ZAR	7		545

Total Time Deposits (cost $2,968)				2,967

Total Short-Term Investments (cost $226,014)				226,013

Total Investments – 101.1% (cost $5,131,528)				5,435,253
Other assets less liabilities – (1.1)%				(58,291)

Net Assets – 100.0%				$5,376,962

8	• AB EMERGING MARKETS CORE PORTFOLIO

Portfolio of Investments

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $188,801 or 3.5% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non Voting Depositary Receipt

PJSC – Public Joint Stock Company

See notes to financial statements.

AB EMERGING MARKETS CORE PORTFOLIO •	9

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,908,482)	$5,212,207
Affiliated issuers (cost $223,046)	223,046
Foreign currencies, at value (cost $2,762)	2,604
Receivable from Adviser	13,613
Dividends receivable	13,113
Affiliated dividends receivable	57

Total assets	5,464,640

Liabilities
Custody fee payable	36,112
Audit and tax fee payable	21,409
Legal fee payable	8,422
Due to Custodian	2,933
Distribution fee payable	11
Accrued expenses and other liabilities	18,791

Total liabilities	87,678

Net Assets	$5,376,962

Composition of Net Assets
Capital stock, at par	$51
Additional paid-in capital	5,102,368
Distributions in excess of net investment income	(13,703)
Accumulated net realized loss on investment and foreign currency transactions	(14,883)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	303,129

$5,376,962

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,718	1,017.42	$10.53	*

C	$10,614	1,007	$10.54

Advisor	$5,355,630	508,343	$10.54

*	The maximum offering price per share for Class A shares was $11.00 which reflects a sales charge of 4.25%.

See notes to financial statements.

10	• AB EMERGING MARKETS CORE PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $9,858)	$66,032
Affiliated issuers	221
Interest	23	$66,276

Expenses
Advisory fee (see Note B)	32,945
Distribution fee—Class A	14
Distribution fee—Class C	55
Transfer agency—Class A	1
Transfer agency—Class C	2
Transfer agency—Advisor Class	457
Custodian	51,192
Administrative	32,205
Audit and tax	23,250
Legal	16,266
Directors’ fees	12,739
Amortization of offering expenses	6,393
Printing	4,828
Miscellaneous	8,660

Total expenses	189,007
Less: expenses waived and reimbursed by the Adviser (see Note B)	(149,831)

Net expenses		39,176

Net investment income		27,100

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		138,051
Futures		6,336
Foreign currency transactions		6,228
Net change in unrealized appreciation/depreciation on:
Investments		(234,654	)(a)
Foreign currency denominated assets and liabilities		(335)

Net loss on investment and foreign currency transactions		(84,374)

Net Decrease in Net Assets from Operations		$(57,274)

(a)	Net of increase in accrued foreign capital gains of $575.

See notes to financial statements.

AB EMERGING MARKETS CORE PORTFOLIO •	11

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2016 (unaudited)	September 9, 2015(a) to June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$27,100	$45,855
Net realized gain (loss) on investment and foreign currency transactions	150,615	(149,737)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(234,989)	538,118

Net increase (decrease) in net assets from operations	(57,274)	434,236
Dividends to Shareholders from
Net investment income
Class A	(134)	(46)
Class C	(54)	(22)
Advisor Class	(79,812)	(26,942)
Capital Stock Transactions
Net increase	80,000	5,027,010

Total increase (decrease)	(57,274)	5,434,236
Net Assets
Beginning of period	5,434,236	– 0	–

End of period (including distributions in excess of net investment income of $(13,703) and undistributed net investment income of $39,197, respectively)	$5,376,962	$5,434,236

(a)	Commencement of Operations.

See notes to financial statements.

12	• AB EMERGING MARKETS CORE PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Core Portfolio (the “Fund”), a non-diversified portfolio. AB Emerging Markets Core Portfolio commenced operations on September 9, 2015. The Fund has authorized issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares. No classes are being publicly offered. Class R, Class K, Class I, Class Z, Class 1 or Class 2 shares have not been issued. As of December 31, 2016, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

AB EMERGING MARKETS CORE PORTFOLIO •	13

Notes to Financial Statements

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair

14	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or

AB EMERGING MARKETS CORE PORTFOLIO •	15

Notes to Financial Statements

uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$80,398		$1,301,786			$–0	–	$1,382,184
Information Technology	161,277		864,701			– 0	–	1,025,978
Energy	270,890		347,375			– 0	–	618,265
Consumer Discretionary	134,842		310,298			– 0	–	445,140
Consumer Staples	54,471		317,195			– 0	–	371,666
Materials	– 0	–	302,836			– 0	–	302,836
Utilities	– 0	–	300,945			– 0	–	300,945
Telecommunication Services	95,530		195,171			– 0	–	290,701
Industrials	– 0	–	254,200			– 0	–	254,200
Health Care	– 0	–	146,362			– 0	–	146,362
Real Estate	– 0	–	70,963			– 0	–	70,963
Short-Term Investments:
Investment Companies	223,046		– 0	–		– 0	–	223,046
Time Deposits	– 0	–	2,967			– 0	–	2,967

Total Investments in Securities	1,020,454		4,414,799	†		– 0	–	5,435,253
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,020,454		$4,414,799		$	– 0	–	$5,435,253

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see note A.1.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

^	An amount of $680,008 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity

16	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of Fund securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

AB EMERGING MARKETS CORE PORTFOLIO •	17

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

18	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

8. Offering Expenses

Offering expenses of $32,957 have been deferred and amortized on a straight line basis over a one year period from September 9, 2015 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.175% of the first $1 billion of the Fund’s average daily net assets, 1.05% of the next $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess of $6 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, except advisory fees borne by the Fund in connection with the investment of securities lending collateral, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.70%, 2.45% and 1.45% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $210,275 for the fiscal period ended June 30, 2016. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above. For the six months ended December 31, 2016 the reimbursements/waivers amounted to $116,070. The Expense Caps may not be terminated by the Adviser prior to one year from the date the Fund’s shares are first offered to the public. Also, the Adviser is currently voluntarily waiving its management fee for the Fund in an additional amount of .05% of average daily net assets, although this additional waiver can be terminated by the Adviser at any time. For the six months ended December 31, 2016, such waiver amounted to $1,402.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the Adviser voluntarily agreed to waive such fees that amounted to $32,205.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer

AB EMERGING MARKETS CORE PORTFOLIO •	19

Notes to Financial Statements

Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $2,783 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained no front-end sales charges from the sale of Class A shares nor received any contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $154. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$ 11	$1,455	$1,243	$223	$–0	–*

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016, amounted to $6,109, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are

20	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

no distribution and servicing fees on Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,936,831		$3,108,117
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$494,052
Gross unrealized depreciation	(190,327)

Net unrealized appreciation	$303,725

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its fund.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its fund against adverse effects of potential

AB EMERGING MARKETS CORE PORTFOLIO •	21

Notes to Financial Statements

movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended December 31, 2016, the Fund held futures for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may

22	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended December 31, 2016, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$6,336	$–0	–

Total		$6,336	$–0	–

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2016:

Futures:
Average original value of buy contracts	$55,257	(a)

(a)	Positions were open for four months during the reporting period.

AB EMERGING MARKETS CORE PORTFOLIO •	23

Notes to Financial Statements

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2016 (unaudited)		September 9, 2015* to June 30, 2016	Six Months Ended December 31, 2016 (unaudited)			September 9, 2015* to June 30, 2016

Class A
Shares sold	– 0	–	1,000	$	– 0	–	$10,000

Shares issued in reinvestment of dividends	13		5		134		46

Net increase	13		1,005		$134		$10,046

Class C
Shares sold	– 0	–	1,000	$	– 0	–	$10,000

Shares issued in reinvestment of dividends	5		2		54		22

Net increase	5		1,002		$54		$10,022

Advisor Class
Shares sold	– 0	–	498,000	$	– 0	–	$4,980,000

Shares issued in reinvestment of dividends	7,638		2,705		79,812		26,942

Net increase	7,638		500,705		$79,812		$5,006,942

*	Commencement of Operations.

24	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Fund

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, and regulatory or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Non-diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be

AB EMERGING MARKETS CORE PORTFOLIO •	25

Notes to Financial Statements

remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE H

Tax Information

The tax character of distributions paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal period ended June 30, 2016 were as follows:

2016
Distributions paid from:
Ordinary income	$27,010

Total taxable distributions paid	$27,010

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$39,197
Accumulated capital and other losses	(163,882	)(a)
Unrealized appreciation/(depreciation)	536,502	(b)

Total accumulated earnings/(deficit)	$411,817

(a)	As of June 30, 2016, the Fund had a net capital loss carryforward of $163,882.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund had a net short-term capital loss carryforward of $163,882 which may be carried forward for an indefinite period.

26	• AB EMERGING MARKETS CORE PORTFOLIO

Notes to Financial Statements

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

AB EMERGING MARKETS CORE PORTFOLIO •	27

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)	September 9, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 10.80	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)	.78

Net increase (decrease) in net asset value from operations	(.14)	.85

Less: Dividends
Dividends from net investment income	(.13)	(.05)

Net asset value, end of period	$ 10.53	$ 10.80

Total Return
Total investment return based on net asset value(d)	(1.17)%	8.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(g)	1.64%	1.65%
Expenses, before waivers/reimbursements(e)(g)	6.98%	8.26%
Net investment income(c)(e)	.71%	.87%
Portfolio turnover rate	54%	62%

See footnote summary on page 30.

28	• AB EMERGING MARKETS CORE PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2016 (unaudited)		September 9, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 10.76		$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	(.00	)(f)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.77

Net increase (decrease) in net asset value from operations	(.17)		.78

Less: Dividends
Dividends from net investment income	(.05)		(.02)

Net asset value, end of period	$ 10.54		$ 10.76

Total Return
Total investment return based on net asset value(d)	(1.54)%		7.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(g)	2.39%		2.40%
Expenses, before waivers/reimbursements(e)(g)	7.77%		9.01%
Net investment income (loss)(c)(e)	(.04)%		.11%
Portfolio turnover rate	54%		62%

See footnote summary on page 30.

AB EMERGING MARKETS CORE PORTFOLIO •	29

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)	September 9, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 10.81	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.16)	.77

Net increase (decrease) in net asset value from operations	(.11)	.86

Less: Dividends
Dividends from net investment income	(.16)	(.05)

Net asset value, end of period	$ 10.54	$ 10.81

Total Return
Total investment return based on net asset value(d)	(1.01)%	8.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,356	$5,413
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(g)	1.39%	1.40%
Expenses, before waivers/reimbursements(e)(g)	6.74%	8.01%
Net investment income(c)(e)	.97%	1.12%
Portfolio turnover rate	54%	62%

(a)	Commencement of Operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Amount is less than $0.005.

(g)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees and for the six months ended December 31, 2016, such waiver amounted to 0.01% annualized for the Fund.

See notes to financial statements.

30	• AB EMERGING MARKETS CORE PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Stuart Rae(2), Vice President Sammy Suzuki(2),Vice President Emily D. Wrapp, Secretary	Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer Joseph J. Mantineo, Treasurer and Chief Financial Officer

Custodian and Accounting Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

Principal Underwriter AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105	Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s portfolio manages. Messrs. Rae and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

AB EMERGING MARKETS CORE PORTFOLIO •	31

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Fund”) unanimously approved the application of the Fund’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Core Portfolio (the “Portfolio”) for an initial two-year period at a meeting held on February 4-5, 2014.

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee. The directors also reviewed certain supplemental information relating to the Portfolio that had been prepared by the Fund’s Senior Officer. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AB Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio, and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in

32	• AB EMERGING MARKETS CORE PORTFOLIO

the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio manager and other members of the investment team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio, including, but not limited to, benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Portfolio; 12b-1 fees and sales charges to be received by the Fund’s principal underwriter

AB EMERGING MARKETS CORE PORTFOLIO •	33

(which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares; transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors also understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations, no performance or other historical information for the Portfolio was available. However, the Adviser has experience utilizing various emerging market strategies in advising institutional, private clients and retail accounts. The directors reviewed performance information for composites of accounts managed by the Adviser with investment strategies similar to those to be employed on behalf of the Portfolio. Based on this information, together with the Adviser’s written and oral presentations regarding the management of the Portfolio and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fee and Other Expenses

The directors considered the proposed advisory fee rate payable by the Portfolio and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $250 million, its proposed contractual effective advisory fee rate of 117.5 basis points was higher than the Expense Group median of 111.5 basis points. The directors also considered that the fee schedule for a portfolio of Sanford C. Bernstein Fund, Inc. (the “SCB Portfolio”) that invests in emerging market equity securities pursuing a different investment strategy, is identical to that proposed for the Portfolio, but that, commencing in 2011, the Adviser had been waiving 5 basis points of the advisory fee payable by the SCB Portfolio under its contract.

The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement

34	• AB EMERGING MARKETS CORE PORTFOLIO

would depend on the size of the Portfolio and the extent to which the Adviser requests, and the directors approve, reimbursements pursuant to this provision.

The directors also considered the Adviser’s advisory fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule and the Portfolio’s fee schedule started at different rates and that the institutional fee schedule had breakpoints at lower asset levels. The application of the institutional fee schedule to a hypothetical asset level of $250 million would result in a fee rate lower than the rate at the same asset level provided in the Advisory Agreement as proposed for the Portfolio. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AB Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Portfolio was based on services to be provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Portfolio may in the future invest.

The directors considered the anticipated total expense ratio of the Class A shares of the Portfolio assuming $250 million in assets under management in comparison to the fees and expenses of funds within two

AB EMERGING MARKETS CORE PORTFOLIO •	35

comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio.

The directors considered the proposed expense limitation of 1.70% for the Class A shares of the Portfolio for a one year period. Under the expense limitation agreement with the Adviser, if the Portfolio’s uncapped expenses for the Class A shares were to fall below 1.70%, the Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed.

The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that the Portfolio’s anticipated total expense ratio of 1.685%, giving effect to the proposed expense limitation agreement, was higher than the Expense Group median of 1.669% and lower than the Expense Universe median of 1.728%. The directors noted that they had considered the Senior Officer’s recommendation and had discussed with the Adviser whether the proposed advisory fee for the Portfolio should be lowered by 5 basis points to align it with the fee for the SCB Portfolio. An important factor in the directors’ determination to approve the Advisory Agreement as proposed for the Portfolio was the Adviser’s agreement, in response to the request of the directors, that it would waive five basis points of the advisory fee until such time as the directors agreed that such waiver may be discontinued. The directors concluded that its proposed fee rate and its anticipated expense ratio, taking into account the one-year expense limitation agreement and the 5 basis point fee waiver, were satisfactory.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and

36	• AB EMERGING MARKETS CORE PORTFOLIO

received from the Adviser certain updates on economies of scale at the May 2013 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

AB EMERGING MARKETS CORE PORTFOLIO •	37

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

38	• AB EMERGING MARKETS CORE PORTFOLIO

AB Family of Funds

NOTES

AB EMERGING MARKETS CORE PORTFOLIO •	39

NOTES

40	• AB EMERGING MARKETS CORE PORTFOLIO

NOTES

AB EMERGING MARKETS CORE PORTFOLIO •	41

NOTES

42	• AB EMERGING MARKETS CORE PORTFOLIO

NOTES

AB EMERGING MARKETS CORE PORTFOLIO •	43

NOTES

44	• AB EMERGING MARKETS CORE PORTFOLIO

AB EMERGING MARKETS CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

EMCP-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB EMERGING MARKETS GROWTH PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,019.90	$8.40	1.65%
Hypothetical**	$1,000	$1,016.89	$8.39	1.65%
Class C
Actual	$1,000	$1,017.20	$12.20	2.40%
Hypothetical**	$1,000	$1,013.11	$12.18	2.40%
Advisor Class
Actual	$1,000	$1,022.30	$7.14	1.40%
Hypothetical**	$1,000	$1,018.15	$7.12	1.40%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB EMERGING MARKETS GROWTH PORTFOLIO •	1

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $4.5

*	All data are as of December 31, 2016. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Poland, Singapore and Thailand.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

2	• AB EMERGING MARKETS GROWTH PORTFOLIO

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Samsung Electronics Co., Ltd.	$319,253	7.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	246,456	5.5
Alibaba Group Holding Ltd. (Sponsored ADR)	239,633	5.3
Tencent Holdings Ltd.	186,703	4.2
Naspers Ltd. – Class N	182,489	4.1
SK Hynix, Inc.	149,024	3.3
Housing Development Finance Corp., Ltd.	127,104	2.8
CNOOC Ltd.	109,361	2.4
AIA Group Ltd.	108,676	2.4
Grasim Industries Ltd.	108,228	2.4
	$1,776,927	39.5%

*	Long-term investments.

AB EMERGING MARKETS GROWTH PORTFOLIO •	3

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.9%
Information Technology – 27.5%
Internet Software & Services – 9.5%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	2,729	$239,633
Tencent Holdings Ltd.	7,700	186,703

		426,336

IT Services – 2.1%
HCL Technologies Ltd.	6,660	80,826
Tata Consultancy Services Ltd.	340	11,832

		92,658

Semiconductors & Semiconductor Equipment – 8.8%
SK Hynix, Inc.(a)	4,050	149,024
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	246,456

		395,480

Technology Hardware, Storage & Peripherals – 7.1%
Samsung Electronics Co., Ltd.	162	241,107
Samsung Electronics Co., Ltd. (Preference Shares)	66	78,146

		319,253

		1,233,727

Financials – 26.2%
Banks – 17.5%
Abu Dhabi Commercial Bank PJSC	41,760	78,342
Axis Bank Ltd.	4,280	28,265
Banco Davivienda SA (Preference Shares)	9,799	97,925
Bank Mandiri Persero Tbk PT	108,000	92,435
China Construction Bank Corp. – Class H	128,000	98,026
Credicorp Ltd.	627	98,978
HDFC Bank Ltd. (ADR)	1,610	97,695
Industrial & Commercial Bank of China Ltd. – Class H	78,000	46,506
Kasikornbank PCL (Foreign Shares)	8,800	43,619
Sberbank of Russia PJSC (Sponsored ADR)	9,155	106,015

		787,806

Consumer Finance – 0.2%
KRUK SA	190	10,761

Diversified Financial Services – 1.3%
Cielo SA	6,700	57,291

Insurance – 4.4%
AIA Group Ltd.	19,400	108,676
BB Seguridade Participacoes SA	5,900	51,207
China Pacific Insurance Group Co., Ltd. – Class H	6,800	23,540
Max Financial Services Ltd.	1,600	13,005

		196,428

4	• AB EMERGING MARKETS GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 2.8%
Housing Development Finance Corp., Ltd.	6,860	$127,104

		1,179,390

Consumer Discretionary – 15.0%
Diversified Consumer Services – 4.7%
China Distance Education Holdings Ltd. (ADR)	989	11,057
Estacio Participacoes SA	1,200	5,813
Kroton Educacional SA	20,300	82,906
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	1,265	53,257
Tarena International, Inc. (ADR)	3,800	56,962

		209,995

Hotels, Restaurants & Leisure – 1.5%
IMAX China Holding, Inc.(a)(b)	7,300	35,661
Premium Leisure Corp.	1,301,000	30,605

		66,266

Household Durables – 2.3%
Basso Industry Corp.	25,000	72,148
Cuckoo Electronics Co., Ltd.(a)	294	31,349

		103,497

Internet & Direct Marketing Retail – 0.9%
Ctrip.com International Ltd. (ADR)(a)	1,040	41,600

Media – 4.8%
Naspers Ltd. – Class N	1,250	182,489
Sun TV Network Ltd.	4,690	33,888

		216,377

Textiles, Apparel & Luxury Goods – 0.8%
Welspun India Ltd.	34,740	34,203

		671,938

Consumer Staples – 9.5%
Food & Staples Retailing – 4.1%
Lenta Ltd. (GDR)(a)(b)	11,292	92,594
X5 Retail Group NV (GDR)(a)(b)	2,820	91,509

		184,103

Personal Products – 4.2%
Amorepacific Corp.(a)	285	75,749
AMOREPACIFIC Group(a)	260	28,576
LG Household & Health Care Ltd.(a)	118	83,720

		188,045

Tobacco – 1.2%
ITC Ltd.	15,640	55,358

		427,506

Energy – 6.6%
Oil, Gas & Consumable Fuels – 6.6%
CNOOC Ltd.	88,000	109,361
LUKOIL PJSC (Sponsored ADR)	1,733	97,075
Novatek PJSC (Sponsored GDR)(b)	710	91,946

		298,382

AB EMERGING MARKETS GROWTH PORTFOLIO •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 6.0%
Biotechnology – 2.9%
Biocon Ltd.	2,110	$29,356
China Biologic Products, Inc.(a)	960	103,219

		132,575

Pharmaceuticals – 3.1%
Aurobindo Pharma Ltd.	3,220	31,615
Sun Pharmaceutical Industries Ltd.	10,385	95,969
Torrent Pharmaceuticals Ltd.	490	9,494

		137,078

		269,653

Industrials – 4.2%
Construction & Engineering – 2.3%
IRB Infrastructure Developers Ltd.	36,320	104,655

Industrial Conglomerates – 1.1%
SM Investments Corp.	3,655	48,124

Trading Companies & Distributors – 0.8%
BOC Aviation Ltd.(b)	7,100	34,785

		187,564

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
Ayala Land, Inc.	103,100	66,242
SM Prime Holdings, Inc.	76,000	43,270

		109,512

Materials – 2.4%
Construction Materials – 2.4%
Grasim Industries Ltd.	480	6,102
Grasim Industries Ltd. (GDR)(b)	8,034	102,126

		108,228

Telecommunication Services – 1.1%
Wireless Telecommunication Services – 1.1%
Tower Bersama Infrastructure Tbk PT	132,000	48,793

Total Common Stocks (cost $4,380,981)		4,534,693

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $21,472)	21,472	21,472

6	• AB EMERGING MARKETS GROWTH PORTFOLIO

Portfolio of Investments

Company		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.0%
BBH, Grand Cayman
(1.45)%, 1/03/17	CHF	– 0	–*	$12
(0.557)%, 1/02/17	EUR	– 0	–*	103
0.005%, 1/03/17	HKD	– 0	–*	18
0.01%, 1/03/17	SGD	– 0	–*	39
0.05%, 1/03/17	GBP	– 0	–*	37
4.88%, 1/03/17	ZAR	– 0	–*	5

Total Time Deposits (cost $226)				214

Total Short-Term Investments (cost $21,698)				21,686

Total Investments – 101.4% (cost $4,402,679)				4,556,379
Other assets less liabilities – (1.4)%				(61,417)

Net Assets – 100.0%				$4,494,962

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $448,621 or 10.0% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC– Public Joint Stock Company

See notes to financial statements.

AB EMERGING MARKETS GROWTH PORTFOLIO •	7

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,381,207)	$4,534,907
Affiliated issuers (cost $21,472)	21,472
Foreign currencies, at value (cost $197)	194
Receivable from Adviser	15,447
Dividends receivable	1,752
Affiliated dividends receivable	3

Total assets	4,573,775

Liabilities
Audit and tax fee payable	28,785
Custody fee payable	15,286
Legal fee payable	8,434
Printing fee payable	5,699
Due to Custodian	1,820
Distribution fee payable	10
Accrued expenses and other liabilities	18,779

Total liabilities	78,813

Net Assets	$4,494,962

Composition of Net Assets
Capital stock, at par	$50
Additional paid-in capital	4,993,526
Distributions in excess of net investment income	(11,342)
Accumulated net realized loss on investment and foreign currency transactions	(640,970)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	153,698

$4,494,962

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,981	1,000	$8.98	*

C	$8,848	1,000	$8.85

Advisor	$4,477,133	498,000	$8.99

*	The maximum offering price per share for Class A shares was $9.38 which reflects a sales charge of 4.25%.

See notes to financial statements.

8	• AB EMERGING MARKETS GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,484)	$22,184
Affiliated issuers	32
Interest	19	$22,235

Expenses
Advisory fee (see Note B)	27,517
Distribution fee—Class A	12
Distribution fee—Class C	46
Transfer agency—Class A	3
Transfer agency—Class C	4
Transfer agency—Advisor Class	1,109
Administrative	35,640
Custodian	33,191
Audit and tax	29,792
Legal	16,277
Directors’ fees	12,783
Printing	7,447
Miscellaneous	12,348

Total expenses	176,169
Less: expenses waived and reimbursed by the Adviser (see Note B)	(143,337)

Net expenses		32,832

Net investment loss		(10,597)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(27,353	)(a)
Foreign currency transactions		(2,871)

Net change in unrealized appreciation/depreciation on:
Investments		137,419	(b)
Foreign currency denominated assets and liabilities		70

Net gain on investment and foreign currency transactions		107,265

Net Increase in Net Assets from Operations		$96,668

(a)	Includes foreign capital gains taxes of $465.

(b)	Includes decrease in accrued foreign capital gains taxes of $2,031.

See notes to financial statements.

AB EMERGING MARKETS GROWTH PORTFOLIO •	9

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(10,597)		$11,658
Net realized loss on investment and foreign currency transactions	(30,224)		(588,565)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	137,489		180,617
Contributions from Affiliates (see Note B)	–0	–	119

Net increase (decrease) in net assets from operations	96,668		(396,171)
Dividends to Shareholders from
Net investment income
Class A	(5)		(6)
Advisor Class	(12,998)		(10,508)

Total increase (decrease)	83,665		(406,685)
Net Assets
Beginning of period	4,411,297		4,817,982

End of period (including distributions in excess of net investment income $(11,342) and undistributed net investment income of and $12,258, respectively)	$4,494,962		$4,411,297

See notes to financial statements.

10	• AB EMERGING MARKETS GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Growth Portfolio (the “Fund”), a non-diversified portfolio. The Fund has authorized issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares. No classes are being publicly offered. Class R, Class K, Class I, Class Z, Class 1 or Class 2 shares have not been issued. As of December 31, 2016, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment company. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

AB EMERGING MARKETS GROWTH PORTFOLIO •	11

Notes to Financial Statements

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short- term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair

12	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or

AB EMERGING MARKETS GROWTH PORTFOLIO •	13

Notes to Financial Statements

uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$239,633		$994,094		$	– 0	–	$1,233,727
Financials	454,993		724,397			– 0	–	1,179,390
Consumer Discretionary	162,876		509,062			– 0	–	671,938
Consumer Staples	184,103		243,403			– 0	–	427,506
Energy	– 0	–	298,382			– 0	–	298,382
Health Care	103,219		166,434			– 0	–	269,653
Industrials	– 0	–	187,564			– 0	–	187,564
Real Estate	– 0	–	109,512			– 0	–	109,512
Materials	6,102		102,126			– 0	–	108,228
Telecommunication Services	48,793		– 0	–		– 0	–	48,793
Short-Term Investments:
Investment Companies	21,472		– 0	–		– 0	–	21,472
Time Deposits	– 0	–	214			– 0	–	214

Total Investments in Securities	1,221,191		3,335,188	†		– 0	–	4,556,379
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,221,191		$3,335,188		$	– 0	–	$4,556,379

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see note A.1.

^

An amount of $90,812 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $232,752 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments.

14	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at

AB EMERGING MARKETS GROWTH PORTFOLIO •	15

Notes to Financial Statements

period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the

16	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $35,970 have been deferred and amortized on a straight line basis over a one year period from November 13, 2014 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.175% of the first $1 billion of the Fund’s average daily net assets, 1.05% of the next $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, .90% of the excess of $3 billion up to $6 billion, and .85% of the excess of $6 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.70%, 2.45% and 1.45% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $155,421 for the fiscal period ended June 30, 2015 and $215,507 for the year ended June 30, 2016. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above. For the six months ended December 31, 2016 the reimbursements/waivers amounted to $106,502. The Expense Caps may not be terminated by the Adviser prior to one year from the date the Fund’s shares are first offered to the public. Also, the Adviser is currently voluntarily waiving its advisory fee for the Fund in an additional amount of .05% of average daily net assets, although this additional waiver can be terminated by the Adviser at any time. For the six months ended December 31, 2016, such waiver amounted to $1,171.

For the year ended June 30, 2016, the Adviser reimbursed the Fund $119 for trading losses incurred due to trade entry errors.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the Adviser voluntarily agreed to waive such fees that amounted to $35,640.

AB EMERGING MARKETS GROWTH PORTFOLIO •	17

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $2,324 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained no front-end sales charges from the sale of Class A shares nor received any contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months period ended December 31, 2016 such waiver amounted to $24. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$ 5	$756	$740	$21	$	– 0	–*

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016, amounted to $3,927, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing

18	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,932,355		$1,889,442
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$421,222
Gross unrealized depreciation	(267,522)

Net unrealized appreciation	$153,700

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2016.

AB EMERGING MARKETS GROWTH PORTFOLIO •	19

Notes to Financial Statements

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. The Fund did not have any transactions in capital shares for the six months ended December 31, 2016 and the year ended June 30, 2016.

NOTE F

Risks Involved in Investing in the Fund

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as subject to increased economic, political, and social instability, and regulatory or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

20	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

Non-diversification Risk—The Fund may have more risk because it is non-diversified, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE H

Tax Information

The tax character of distributions paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal year ended June 30, 2016 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$10,514	$	– 0	–

Total taxable distributions paid	$10,514		$–0	–

AB EMERGING MARKETS GROWTH PORTFOLIO •	21

Notes to Financial Statements

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,258
Accumulated capital and other losses	(603,314	)(a)
Unrealized appreciation/(depreciation)	8,777	(b)

Total accumulated earnings/(deficit)	$(582,279)

(a)	As of June 30, 2016, the Fund had a net capital loss carryforward of $603,314.
(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund had a net short-term capital loss carryforward of $292,658, and a net long-term capital loss carryforward of $310,656 which may be carried forward for an indefinite period.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22	• AB EMERGING MARKETS GROWTH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	November 13, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 8.80		$ 9.62	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	(.03)		.00 (d)	(.00	)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		(.81)	(.38)
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.19		(.81)	(.38)

Less: Dividends
Dividends from net investment income	(.01)		(.01)	-0-

Net asset value, end of period	$ 8.98		$ 8.80	$ 9.62

Total Return
Total investment return based on net asset value(e)	1.99%		(8.36)%	(3.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9		$9	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(f)	1.65%	1.70	%(f)
Expenses, before waivers/reimbursements	7.78	%(f)	8.24%	8.26	%(f)
Net investment income (loss)(c)	(.70	)%(f)	.03%	(.03	)%(f)
Portfolio turnover rate	41%		77%	31%

See footnote summary on page 25.

AB EMERGING MARKETS GROWTH PORTFOLIO •	23

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	November 13, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 8.70		$ 9.58	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.07)		(.06)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		(.82)	(.37)
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.15		(.88)	(.42)

Net asset value, end of period	$ 8.85		$ 8.70	$ 9.58

Total Return
Total investment return based on net asset value(e)	1.72%		(9.19)%	(4.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9		$9	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.40	%(f)	2.40%	2.45	%(f)
Expenses, before waivers/reimbursements	8.57	%(f)	8.99%	9.01	%(f)
Net investment loss(c)	(1.45	)%(f)	(.72)%	(.78	)%(f)
Portfolio turnover rate	41%		77%	31%

See footnote summary on page 25.

24	• AB EMERGING MARKETS GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	November 13, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 8.82		$ 9.64	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	(.02)		.02	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		(.82)	(.37)
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.20		(.80)	(.36)

Less: Dividends
Dividends from net investment income	(.03)		(.02)	– 0	–

Net asset value, end of period	$ 8.99		$ 8.82	$ 9.64

Total Return
Total investment return based on net asset value(e)	2.23%		(8.27)%	(3.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,477		$4,394	$4,799
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.40	%(f)	1.40%	1.45	%(f)
Expenses, before waivers/reimbursements	7.52	%(f)	7.99%	8.01	%(f)
Net investment income (loss)(c)	(.45	)%(f)	.28%	.22	%(f)
Portfolio turnover rate	41%		77%	31%

(a)	Commencement of Operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)	Annualized.

See notes to financial statements.

AB EMERGING MARKETS GROWTH PORTFOLIO •	25

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Laurent Saltiel(2), Vice President Emilie D. Wrapp, Secretary	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the portfolio is made by the Adviser. Mr. Saltiel is the investment professional with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

26	• AB EMERGING MARKETS GROWTH PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

AB EMERGING MARKETS GROWTH PORTFOLIO •	27

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2014 and for calendar year 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The

28	• AB EMERGING MARKETS GROWTH PORTFOLIO

directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate and the pro forma contractual advisory fee rate (reflecting a five basis point advisory fee waiver by the Adviser effective since the Fund’s inception) against a peer group median. The directors noted that the Adviser’s agreement to waive

AB EMERGING MARKETS GROWTH PORTFOLIO •	29

five basis points would continue until such time as the directors agreed that such waiver may be discontinued.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also considered that the fee schedule for a portfolio of Sanford C. Bernstein Fund, Inc. that invests in emerging market equity securities pursuing a different investment strategy is identical to the Fund’s fee schedule, and that the Adviser is currently waiving 2.5 basis points of the advisory fee payable by that portfolio under its contract.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers

30	• AB EMERGING MARKETS GROWTH PORTFOLIO

and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

AB EMERGING MARKETS GROWTH PORTFOLIO •	31

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

32	• AB EMERGING MARKETS GROWTH PORTFOLIO

AB Family of Funds

AB EMERGING MARKETS GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

EMG-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

February 10, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Global Core Equity Portfolio (the “Fund”) for the semi-annual reporting period ended December 31, 2016.

Investment Objectives and Policies

The Fund’s investment objective is to seek long-term growth of capital. The Fund invests primarily in a portfolio of equity securities of issuers from markets around the world. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non-US companies, and invests in companies in at least three countries (including the United States).

The Fund is principally comprised of companies considered by AllianceBernstein L.P. (the “Adviser”) to offer good prospects for attractive returns relative to the general stock market. The Adviser will seek companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser will consider include strong business fundamentals, capable management, prudent corporate governance, a strong balance sheet, strong earnings power, high earnings quality, low downside risk and substantial upside potential. In managing the Fund, the Adviser will not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s holdings of non-US companies will frequently include companies located in emerging markets, and at times emerging-market companies will make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

Investment Results

The table on page 5 shows the Fund’s performance compared with its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended December 31, 2016.

Class A and Advisor Class shares outperformed the benchmark for the six-month period while Class C shares underperformed; for the 12-month period, Advisor Class shares outperformed but Class A and Class C shares underperformed, before sales charges.

For the six-month period, sector and currency positioning contributed, but security selection detracted from returns relative to the benchmark. Security selection in the industrials and consumer discretionary sectors detracted, while the health care and information technology sectors contributed. An overweight in health care detracted, and an underweight in consumer staples contributed. Currency selection was positive, as underweights to the Japanese yen and British pound contributed, while an overweight to the euro detracted.

During the 12-month period, sector selection and currency selection were negative, and stock selection added to returns. Stock selection contributed in the financials and consumer discretionary sectors, and detracted in the

AB GLOBAL CORE EQUITY PORTFOLIO •	1

utilities and energy sectors. An underweight in the energy sector detracted, while an underweight in the consumer staples sector contributed. The Fund’s underweight in the Japanese yen was a large detractor from returns.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

Global equities climbed fairly steadily during the six-month period ended December 31, 2016. US equities led with international and emerging-market stocks not far behind.

The period began with a rebound after the UK’s decision to leave the European Union caught markets off guard. As the period came to a close, investors were again surprised by a major vote when Donald Trump won the US presidential election. Global equity markets rallied, leaving emerging markets and fixed-income sectors behind. In both cases, investors viewed the outcomes as likely to lead to policy changes with important implications for economic growth, trade and inflation.

Central banks also played a prominent role. The European Central Bank surprised markets in early December with its plans to reduce the monthly pace of its asset purchase program, though investors cheered its commitment to a “sustained presence” in euro-area markets. The US Federal Reserve, in contrast, raised official rates as expected while telegraphing a faster pace of rate hikes in 2017.

The Fund’s Senior Investment Management Team (the “Team”) generally avoids taking large positions relative to the market on styles, regions and sectors. When the market shifted from favoring quality stocks with momentum in 2015 toward value stocks in 2016 that underperformed, it only minimally affected the Fund. The Team did, however, implement searches for investment candidates in the more cyclical parts of the market, particularly in the cyclical value.

2	• AB GLOBAL CORE EQUITY PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net; free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB GLOBAL CORE EQUITY PORTFOLIO •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB GLOBAL CORE EQUITY PORTFOLIO

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Global Core Equity Portfolio
Class A	6.64%	7.75%

Class C	6.15%	6.93%

Advisor Class*	6.71%	7.93%

MSCI ACWI (net)	6.55%	7.86%

*    Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB GLOBAL CORE EQUITY PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.75%	3.13%
Since Inception*	2.21%	0.17%

Class C Shares
1 Year	6.93%	5.93%
Since Inception*	1.42%	1.42%

Advisor Class Shares†
1 Year	7.93%	7.93%
Since Inception*	2.42%	2.42%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 2.09% and 1.08% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.15%, 1.90% and 0.90% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual fund operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 11/12/2014.

†	Please note that Advisor Class shares are offered at NAV to eligible investors and their SEC returns are their same as their NAV returns. Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB GLOBAL CORE EQUITY PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.13%
Since Inception*	0.17%

Class C Shares
1 Year	5.93%
Since Inception*	1.42%

Advisor Class Shares†
1 Year	7.93%
Since Inception*	2.42%

*	Inception date: 11/12/2014.

†	Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB GLOBAL CORE EQUITY PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,066.40	$5.99	1.15%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%
Class C
Actual	$1,000	$1,061.50	$9.87	1.90%
Hypothetical**	$1,000	$1,015.63	$9.65	1.90%
Advisor Class
Actual	$1,000	$1,067.10	$4.69	0.90%
Hypothetical**	$1,000	$1,020.67	$4.58	0.90%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

8	• AB GLOBAL CORE EQUITY PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $205.0

*	All data are as of December 31, 2016. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Brazil, Chile, Hong Kong, Netherlands, Russia and Spain.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB GLOBAL CORE EQUITY PORTFOLIO •	9

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Service Corp. International/US	$10,149,308	4.9%
Microsoft Corp.	9,368,786	4.6
SAP SE	9,004,913	4.4
UnitedHealth Group, Inc.	7,582,535	3.7
Anthem, Inc.	6,473,245	3.2
Dover Corp.	6,224,435	3.0
Jyske Bank A/S	5,558,617	2.7
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	5,396,537	2.6
Kone Oyj – Class B	5,363,146	2.6
S&P Global, Inc.	5,294,517	2.6
	$70,416,039	34.3%

*	Long-term investments.

10	• AB GLOBAL CORE EQUITY PORTFOLIO

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 21.7%
Banks – 8.3%
Citigroup, Inc.	55,180	$3,279,347
DBS Group Holdings Ltd.	362,400	4,323,737
Jyske Bank A/S	116,893	5,558,617
Wells Fargo & Co.	69,130	3,809,754

		16,971,455

Capital Markets – 10.8%
BlackRock, Inc. – Class A	5,736	2,182,777
Euronext NV(a)	29,586	1,219,418
Goldman Sachs Group, Inc. (The)	18,210	4,360,384
Julius Baer Group Ltd.(b)	44,760	1,982,945
London Stock Exchange Group PLC	37,416	1,337,289
Moody’s Corp.	47,539	4,481,502
S&P Global, Inc.	49,233	5,294,517
Singapore Exchange Ltd.	248,600	1,225,899

		22,084,731

Consumer Finance – 2.0%
American Express Co.	56,615	4,194,039

Diversified Financial Services – 0.6%
Cielo SA	134,736	1,152,127

		44,402,352

Information Technology – 16.4%
Communications Equipment – 0.9%
Cisco Systems, Inc.	61,682	1,864,030

Electronic Equipment, Instruments & Components – 1.1%
Murata Manufacturing Co., Ltd.	17,100	2,283,478

Internet Software & Services – 1.3%
Alphabet, Inc. – Class C(b)	3,440	2,655,061

IT Services – 2.3%
Visa, Inc. – Class A	60,226	4,698,832

Semiconductors & Semiconductor Equipment – 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	257,000	1,439,523

Software – 10.1%
Check Point Software Technologies Ltd.(b)	28,147	2,377,295
Microsoft Corp.	150,769	9,368,786
SAP SE	104,097	9,004,913

		20,750,994

		33,691,918

AB GLOBAL CORE EQUITY PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 15.2%
Biotechnology – 3.8%
Biogen, Inc.(b)	10,140	$2,875,501
Gilead Sciences, Inc.	68,301	4,891,035

		7,766,536

Health Care Providers & Services – 6.9%
Anthem, Inc.	45,025	6,473,245
UnitedHealth Group, Inc.	47,379	7,582,535

		14,055,780

Pharmaceuticals – 4.5%
Novo Nordisk A/S – Class B	66,862	2,398,486
Roche Holding AG	6,250	1,424,704
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	148,870	5,396,537

		9,219,727

		31,042,043

Industrials – 12.8%
Airlines – 1.4%
Japan Airlines Co., Ltd.	100,900	2,944,341

Commercial Services & Supplies – 2.8%
Stericycle, Inc.(b)	44,550	3,432,132
Taiwan Secom Co., Ltd.	859,000	2,361,457

		5,793,589

Machinery – 5.7%
Dover Corp.	83,070	6,224,435
Kone Oyj – Class B	120,025	5,363,146

		11,587,581

Professional Services – 2.9%
Recruit Holdings Co., Ltd.	52,900	2,120,041
RELX NV	227,730	3,830,390

		5,950,431

		26,275,942

Consumer Discretionary – 11.5%
Diversified Consumer Services – 5.5%
Service Corp. International/US	357,370	10,149,308
Sotheby’s(b)(c)	30,680	1,222,905

		11,372,213

Hotels, Restaurants & Leisure – 0.8%
Telepizza Group SA(a)(b)	332,225	1,578,971

Media – 1.8%
Omnicom Group, Inc.	43,470	3,699,732

Textiles, Apparel & Luxury Goods – 3.4%
NIKE, Inc. – Class B	77,053	3,916,604
Samsonite International SA	1,075,500	3,061,495

		6,978,099

		23,629,015

12	• AB GLOBAL CORE EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 6.6%
Food & Staples Retailing – 0.8%
CVS Health Corp.	21,510	$1,697,354

Food Products – 2.1%
Danone SA	67,090	4,245,358

Household Products – 2.2%
Procter & Gamble Co. (The)	53,370	4,487,350

Personal Products – 1.5%
Unilever NV	72,640	2,983,966

		13,414,028

Energy – 4.8%
Energy Equipment & Services – 2.4%
Schlumberger Ltd.	57,820	4,853,989

Oil, Gas & Consumable Fuels – 2.4%
LUKOIL PJSC (Sponsored ADR)	53,359	2,994,507
Royal Dutch Shell PLC – Class B	68,840	1,977,904

		4,972,411

		9,826,400

Telecommunication Services – 3.7%
Wireless Telecommunication Services – 3.7%
KDDI Corp.	169,500	4,280,380
MTN Group Ltd.	368,130	3,371,594

		7,651,974

Utilities – 3.4%
Electric Utilities – 1.3%
Enel Chile SA (ADR)	276,302	1,257,174
Enel Americas SA (Sponsored ADR)	169,552	1,392,022

		2,649,196

Water Utilities – 2.1%
Guangdong Investment Ltd.	3,292,000	4,335,158

		6,984,354

Materials – 3.2%
Chemicals – 3.2%
BASF SE	47,424	4,395,086
Johnson Matthey PLC	55,330	2,164,911

		6,559,997

Total Common Stocks (cost $196,227,344)		203,478,023

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(d)(e) (cost $934,145)	934,145	934,145

AB GLOBAL CORE EQUITY PORTFOLIO •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.2%
BBH, Grand Cayman (14.50)%, 1/02/17	SEK	172	$18,887
(2.50)%, 1/02/17	DKK	1,457	206,236
(1.45)%, 1/03/17	CHF	21	20,965
0.005%, 1/03/17	HKD	90	11,666
0.05%, 1/03/17	CAD	15	10,939
0.05%, 1/03/17	GBP	14	17,728
0.506%, 1/03/17	AUD	27	19,265
4.88%, 1/03/17	ZAR	319	23,194
Hong Kong & Shanghai Bank, Singapore 0.01%, 1/03/17	SGD	32	22,168
Sumitomo, Tokyo (0.556)%, 1/02/17	EUR	23	24,453
(0.28)%, 1/04/17	JPY	2,392	20,468

Total Time Deposits (cost $398,180)			395,969

Total Short-Term Investments (cost $1,332,325)			1,330,114

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $197,559,669)			204,808,137

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(d)(e) (cost $1,237,755)		1,237,755	1,237,755

Total Investments – 100.5% (cost $198,797,424)			206,045,892
Other assets less liabilities – (0.5)%			(1,048,407)

Net Assets – 100.0%			$204,997,485

14	• AB GLOBAL CORE EQUITY PORTFOLIO

Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $2,798,389 or 1.4% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

See notes to financial statements.

AB GLOBAL CORE EQUITY PORTFOLIO •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $196,625,524)	$203,873,992	(a)
Affiliated issuers (cost $2,171,900—including investment of cash collateral for securities loaned of $1,237,755)	2,171,900
Foreign currencies, at value (cost $3,898)	3,830
Receivable for capital stock sold	1,124,345
Dividends and interest receivable	203,711
Affiliated dividends receivable	337

Total assets	207,378,115

Liabilities
Payable for collateral received on securities loaned	1,237,755
Payable for investment securities purchased	815,684
Advisory fee payable	111,250
Payable for capital stock redeemed	63,013
Due to Custodian	56,092
Administrative fee payable	16,839
Transfer Agent fee payable	1,314
Distribution fee payable	513
Accrued expenses and other liabilities	78,170

Total liabilities	2,380,630

Net Assets	$204,997,485

Composition of Net Assets
Capital stock, at par	$1,996
Additional paid-in capital	202,039,913
Undistributed net investment income	278,125
Accumulated net realized loss on investment and foreign currency transactions	(4,565,107)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	7,242,558

	$204,997,485

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,083,674	398,112	$10.26	*

C	$40,695	3,983	$10.22

Advisor	$200,873,116	19,552,999	$10.27

(a)	Includes securities on loan with a value of $1,207,758 (See Note E).

*	The maximum offering price per share for Class A shares was $10.72, which reflects a sales charge of 4.25%.

See notes to financial statements.

16	• AB GLOBAL CORE EQUITY PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $69,554)	$1,521,649
Affiliated issuers	2,924
Securities lending income	538	$1,525,111

Expenses
Advisory fee (see Note B)	667,218
Distribution fee—Class A	1,597
Distribution fee—Class C	142
Transfer agency—Class A	151
Transfer agency—Class C	23
Transfer agency—Advisor Class	20,530
Custodian	38,983
Administrative	31,773
Registration fees	30,369
Audit and tax	29,278
Legal	21,782
Directors’ fees	12,783
Printing	10,438
Miscellaneous	15,607

Total expenses	880,674
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(79,495)

Net expenses		801,179

Net investment income		723,932

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,406,213
Foreign currency transactions		9,110
Net change in unrealized appreciation/depreciation on:
Investments		6,620,522
Foreign currency denominated assets and liabilities		(4,567)

Net gain on investment and foreign currency transactions		10,031,278

Net Increase in Net Assets from Operations		$10,755,210

See notes to financial statements.

AB GLOBAL CORE EQUITY PORTFOLIO •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$723,932	$2,102,871
Net realized gain (loss) on investment and foreign currency transactions	3,415,323	(7,863,917)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	6,615,955	3,140,144

Net increase (decrease) in net assets from operations	10,755,210	(2,620,902)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(8,866)	(1,957)
Class C	(179)	– 0	–
Advisor Class	(1,917,950)	(1,198,525)
Net realized gain on investment and foreign currency transactions
Class A	– 0	–	(664)
Class C	– 0	–	(33)
Advisor Class	– 0	–	(349,964)
Capital Stock Transactions
Net increase	38,606,602	60,317,099

Total increase	47,434,817	56,145,054
Net Assets
Beginning of period	157,562,668	101,417,614

End of period (including undistributed net investment income of $278,125 and $1,481,188, respectively)	$204,997,485	$157,562,668

See notes to financial statements.

18	• AB GLOBAL CORE EQUITY PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a non-diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities

AB GLOBAL CORE EQUITY PORTFOLIO •	19

Notes to Financial Statements

exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original tern to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at

20	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also

AB GLOBAL CORE EQUITY PORTFOLIO •	21

Notes to Financial Statements

be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$27,602,320		$16,800,032		$	– 0	–	$44,402,352
Information Technology	20,964,004		12,727,914			– 0	–	33,691,918
Health Care	27,218,853		3,823,190			– 0	–	31,042,043
Industrials	12,018,024		14,257,918			– 0	–	26,275,942
Consumer Discretionary	20,567,520		3,061,495			– 0	–	23,629,015
Consumer Staples	6,184,704		7,229,324			– 0	–	13,414,028
Energy	7,848,496		1,977,904			– 0	–	9,826,400
Telecommunication Services	– 0	–	7,651,974			– 0	–	7,651,974
Utilities	2,649,196		4,335,158			– 0	–	6,984,354
Materials	– 0	–	6,559,997			– 0	–	6,559,997
Short-Term Investments:
Investment Companies	934,145		– 0	–		– 0	–	934,145
Time Deposits	– 0	–	395,969			– 0	–	395,969
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,237,755		– 0	–		– 0	–	1,237,755

Total Investments in Securities	127,225,017		78,820,875	†		– 0	–	206,045,892
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$127,225,017		$78,820,875		$	– 0	–	$206,045,892

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

^	There were di minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and

22	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

AB GLOBAL CORE EQUITY PORTFOLIO •	23

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

24	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

8. Offering Expenses

Offering expenses of $48,725 were deferred and amortized on a straight line basis over a one year period starting from November 12, 2014 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser through January 19, 2016 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $269,481 for the fiscal period ended June 30, 2015, and $117,707 for the fiscal period ended June 30, 2016. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above. For the six months ended December 31, 2016, the reimbursements/waivers amounted to $77,822. The expense caps may not be terminated by the Adviser before November 1, 2017.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the reimbursement for such services amounted to $31,773.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,044 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares.

AB GLOBAL CORE EQUITY PORTFOLIO •	25

Notes to Financial Statements

The Distributor has advised the Fund that it has retained front-end sales charges of $10 from the sale of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $838. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$752	$29,455	$29,273	$934	$1

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $80,589, none of which was paid to Sanford C. Bernstein & Co., LLC and none was paid to Sanford C. Bernstein Limited, respectively, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $38 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accord-

26	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

ance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$90,219,475		$53,374,460
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$16,574,108
Gross unrealized depreciation	(9,325,640)

Net unrealized appreciation	$7,248,468

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions during the six months ended December 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

AB GLOBAL CORE EQUITY PORTFOLIO •	27

Notes to Financial Statements

Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. Prior to June 20, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2016, the Fund had securities on loan with a value of $1,207,758 and had received cash collateral which has been invested into Government Money Market Portfolio of $1,237,755. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $538 and $1,749 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended December 31, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory

28	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $835. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)
$1,934	$11,113	$11,809	$1,238

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016		Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016

Class A
Shares sold	322,315	98,333		$3,317,848	$973,417

Shares issued in reinvestment of dividends and distributions	861	278		8,866	2,622

Shares redeemed	(21,862)	(6,505)		(224,409)	(64,145)

Net increase	301,314	92,106		$3,102,305	$911,894

Class C
Shares sold	2,333	505		$23,817	$4,787

Shares issued in reinvestment of dividends and distributions	13	1		134	7

Shares redeemed	(1)	– 0	–	(14)	– 0	–

Net increase	2,345	506		$23,937	$4,794

Advisor Class
Shares sold	4,661,456	8,300,996		$47,874,689	$80,038,179

Shares issued in reinvestment of dividends and distributions	174,287	154,237		1,798,641	1,457,540

Shares redeemed	(1,388,590)	(2,321,309)		(14,192,970)	(22,095,308)

Net increase	3,447,153	6,133,924		$35,480,360	$59,400,411

AB GLOBAL CORE EQUITY PORTFOLIO •	29

Notes to Financial Statements

NOTE G

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified,” meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

30	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal year ended June 30, 2016 and the fiscal period ended June 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$1,551,143	$12,533

Total taxable distributions paid	$1,551,143	$12,533

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,484,504
Accumulated capital and other losses	(6,589,640	)(a)
Unrealized appreciation/(depreciation)	(767,504	)(b)

Total accumulated earnings/(deficit)	$(5,872,640)

(a)	As of June 30, 2016, the Fund had a net capital loss carryforward of $6,589,640.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund had a net short-term capital loss carryforward of $6,392,240 and a net long-term capital loss carryforward of $197,400 which may be carried forward for an indefinite period.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

AB GLOBAL CORE EQUITY PORTFOLIO •	31

Notes to Financial Statements

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32	• AB GLOBAL CORE EQUITY PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	November 12, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 9.70		$ 10.15	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02		.16	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.62		(.51)	.11	†

Net increase (decrease) in net asset value from operations	.64		(.35)	.17

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.07)	(.02)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.08)		(.10)	(.02)

Net asset value, end of period	$ 10.26		$ 9.70	$ 10.15

Total Return
Total investment return based on net asset value(d)	6.64%		(3.40)%	1.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,084		$939	$48
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.15	%(e)	1.15%	1.15	%(e)
Expenses, before waivers/reimbursements	1.25	%(e)	1.38%	2.84	%(e)
Net investment income(c)	.44	%(e)	1.64%	.90	%(e)
Portfolio turnover rate	30%		51%	24%

See footnote summary on page 35.

AB GLOBAL CORE EQUITY PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	November 12, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 9.67	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	(.02)	.06	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.62	(.47)	.07	†

Net increase (decrease) in net asset value from operations	.60	(.41)	.12

Less: Dividends and Distributions
Dividends from net investment income	(.05)	– 0	–	(.01)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.05)	(.03)	(.01)

Net asset value, end of period	$ 10.22	$ 9.67	$ 10.11

Total Return
Total investment return based on net asset value(d)	6.15%	(4.09)%	1.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41	$16	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.90	%(e)	1.90%	1.90	%(e)
Expenses, before waivers/reimbursements	2.14	%(e)	2.09%	4.73	%(e)
Net investment income (loss)(c)	(.32	)%(e)	.61%	.81	%(e)
Portfolio turnover rate	30%	51%	24%
See footnote summary on page 35.

34	• AB GLOBAL CORE EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	November 12, 2014(a) to June 30, 2015

Net asset value, beginning of period	$ 9.72		$ 10.16	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04		.15	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.61		(.48)	.01	†

Net increase (decrease) in net asset value from operations	.65		(.33)	.19

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.08)	(.03)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.10)		(.11)	(.03)

Net asset value, end of period	$ 10.27		$ 9.72	$ 10.16

Total Return
Total investment return based on net asset value(d)	6.71%		(3.17)%	1.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,873		$156,608	$101,359
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(e)	.90%	.90	%(e)
Expenses, before waivers/reimbursements	.99	%(e)	1.08%	2.43	%(e)
Net investment income(c)	.82	%(e)	1.59%	2.71	%(e)
Portfolio turnover rate	30%		51%	24%

(a)	Commencement of Operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

AB GLOBAL CORE EQUITY PORTFOLIO •	35

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer David Dalgas(2), Vice President Klaus Ingemann(2), Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Investment Policy Team portfolio are made by the Adviser’s Investment Policy Team. Messrs. Dalgas and Ingemann are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

36	• AB GLOBAL CORE EQUITY PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

AB GLOBAL CORE EQUITY PORTFOLIO •	37

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2014 and for calendar year 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

38	• AB GLOBAL CORE EQUITY PORTFOLIO

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and

AB GLOBAL CORE EQUITY PORTFOLIO •	39

noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The

40	• AB GLOBAL CORE EQUITY PORTFOLIO

directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

AB GLOBAL CORE EQUITY PORTFOLIO •	41

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

42	• AB GLOBAL CORE EQUITY PORTFOLIO

AB Family of Funds

NOTES

AB GLOBAL CORE EQUITY PORTFOLIO •	43

NOTES

44	• AB GLOBAL CORE EQUITY PORTFOLIO

AB GLOBAL CORE EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GCE-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

February 17, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB International Strategic Core Portfolio (the “Fund”), for the semi-annual reporting period ended December 31, 2016.

Investment Objective and Policies

The Fund’s investment objective is to seek long-term growth of capital. AllianceBernstein L.P. (the “Adviser”) seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser will employ an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser will consider in this regard will include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company’s securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions. The Adviser will seek to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-US companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended December 31, 2016.

All share classes of the Fund underperformed the benchmark for both

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	1

periods, before sales charges. For the six-month period, security selection was the main detractor, particularly within financials, industrials and consumer discretionary, while stock selection within utilities contributed, versus the benchmark. Sector selection was positive. An overweight to financials and underweight to utilities benefitted the Fund, while an underweight to materials detracted. During the six-month period, more cyclical sectors such as commodities and financials performed well, while defensive “bond proxies” such as consumer staples, utilities, real estate and telecommunications underperformed. An underweight to Japan and overweight to Israel detracted, while an underweight to Switzerland contributed.

For the 12-month period, security selection was negative and sector selection was positive. Financials and industrial holdings were the largest detractors, while the Fund’s consumer and technology holdings contributed. An underweight to the materials and energy sectors detracted. Underweights to the financial and health care sectors benefitted returns. Stock selection within the United Kingdom detracted.

The Fund utilized derivatives in the form of forwards for hedging and investment purposes, and futures for investment purposes, which detracted from absolute performance for both periods.

Market Review and Investment Strategy

Global equities climbed fairly steadily during the six-month period ended December 31, 2016; US equities led with international and emerging-market stocks not far behind. The period began with a snapback after the UK’s decision to leave the European Union caught markets off guard. As the period came to a close, investors were again surprised when Donald Trump won the US presidency. Global equity markets rallied on the news, leaving emerging markets and fixed-income sectors behind. In both cases, investors viewed the outcomes as likely to lead to policy changes with important implications for economic growth, trade and inflation.

Given the rich valuation of stable companies in the current environment, the Fund’s Senior Investment Management Team (the “Team”) continued to shift the Fund’s focus to more cheaply valued stocks, mindful of the risks particularly in a rising-rate environment, while at the same time aiming to provide downside protection in case of a market sell-off. The Team continues to search for attractive opportunities with below-market volatility, looking for opportunities in companies with attractive business models, strong capital stewardship, competitive business models even in cyclical industries, and companies benefitting from favorable regulations.

2	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (free float-adjusted market-capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The Fund has been in operation only for a short period of time, and therefore has a very limited historical performance period. This limited performance period is unlikely to be representative of the performance the Fund will achieve over a longer period.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB International Strategic Core Portfolio
Class A	-1.12%	-0.30%

Class C	-1.44%	-1.03%

Advisor Class*	-1.07%	-0.15%

MSCI EAFE Index (net)	5.67%	1.00%

*    Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.30%	-4.53%
Since Inception*	-1.37%	-4.30%

Class C Shares
1 Year	-1.03%	-2.02%
Since Inception*	-2.09%	-2.09%

Advisor Class Shares†
1 Year	-0.15%	-0.15%
Since Inception*	-1.19%	-1.19%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 23.67%, 15.57% and 14.60% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.20%, 1.95% and 0.95% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2017. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual fund operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 7/29/2015.

†	Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year	-4.53%
Since Inception*	-4.30%

Class C Shares
1 Year	-2.02%
Since Inception*	-2.09%

Advisor Class Shares†
1 Year	-0.15%
Since Inception*	-1.19%

*	Inception date: 7/29/2015.

†	Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$988.80	$5.97	1.19%	$6.07	1.21%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%	$6.16	1.21%

8	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class C
Actual	$1,000	$985.60	$9.76	1.95%	$9.81	1.96%
Hypothetical**	$1,000	$1,015.38	$9.91	1.95%	$9.96	1.96%
Advisor Class
Actual	$1,000	$989.30	$4.71	0.94%	$4.81	0.96%
Hypothetical**	$1,000	$1,020.47	$4.79	0.94%	$4.89	0.96%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	9

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $11.7

*	All data are as of December 31, 2016. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment pruposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following countries: Finland, Ireland, Italy, Singapore, Spain and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Roche Holding AG	$255,763	2.2%
Amadeus IT Group SA – Class A	252,350	2.2
WPP PLC	249,795	2.1
RELX PLC	247,260	2.1
British American Tobacco PLC	244,895	2.1
Sanofi	243,889	2.1
Royal Dutch Shell PLC – Class B	236,779	2.0
Covestro AG	232,380	2.0
Experian PLC	225,215	1.9
SAP SE	210,121	1.8
	$2,398,447	20.5%

*	Long-term investments.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	11

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Financials – 29.0%
Banks – 17.4%
Australia & New Zealand Banking Group Ltd.	4,100	$89,754
Bank Hapoalim BM	19,019	112,888
BOC Hong Kong Holdings Ltd.	35,500	126,435
Danske Bank A/S	3,960	119,805
DBS Group Holdings Ltd.	15,500	184,928
DNB ASA	12,740	189,129
Mitsubishi UFJ Financial Group, Inc.	30,900	190,570
Nordea Bank AB	14,610	161,888
Oversea-Chinese Banking Corp., Ltd.	14,200	87,211
Royal Bank of Canada	2,929	198,233
Seven Bank Ltd.	37,200	106,369
Sumitomo Mitsui Financial Group, Inc.	4,000	152,332
Swedbank AB – Class A	7,830	188,660
Toronto-Dominion Bank (The)	2,640	130,206

		2,038,408

Capital Markets – 4.3%
Euronext NV(a)	3,706	152,747
IG Group Holdings PLC	14,697	89,320
Partners Group Holding AG	222	103,927
Thomson Reuters Corp.	3,506	153,437

		499,431

Diversified Financial Services – 0.9%
ORIX Corp.	6,900	107,393

Insurance – 6.4%
Direct Line Insurance Group PLC	31,120	141,632
Euler Hermes Group	1,070	93,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,038	196,055
NN Group NV	5,890	199,391
Swiss Re AG	680	64,337
Tryg A/S	3,240	58,510

		753,898

		3,399,130

Information Technology – 14.8%
Internet Software & Services – 0.7%
Moneysupermarket.com Group PLC	23,027	83,403

IT Services – 3.4%
Amadeus IT Group SA – Class A	5,564	252,350
CGI Group, Inc. – Class A(b)	2,964	142,256

		394,606

Semiconductors & Semiconductor Equipment – 1.8%
SCREEN Holdings Co., Ltd.	1,400	86,532
Tokyo Electron Ltd.	1,300	122,264

		208,796

12	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Software – 7.5%
Check Point Software Technologies Ltd.(b)	1,008	$85,136
Constellation Software, Inc./Canada	202	91,792
Nice Ltd.	2,587	177,500
Oracle Corp. Japan	3,100	155,943
Sage Group PLC (The)	20,339	163,953
SAP SE	2,429	210,121

		884,445

Technology Hardware, Storage & Peripherals – 1.4%
Logitech International SA	6,660	165,757

		1,737,007

Industrials – 13.2%
Aerospace & Defense – 2.5%
BAE Systems PLC	11,520	83,791
QinetiQ Group PLC	27,762	89,872
Saab AB – Class B	3,240	120,833

		294,496

Airlines – 1.2%
Japan Airlines Co., Ltd.	4,800	140,068

Commercial Services & Supplies – 0.7%
Rentokil Initial PLC	31,529	86,256

Machinery – 2.4%
KION Group AG	2,216	123,036
Kone Oyj – Class B	3,624	161,933

		284,969

Professional Services – 5.4%
Experian PLC	11,632	225,215
RELX PLC	13,875	247,260
Wolters Kluwer NV	4,224	152,778

		625,253

Road & Rail – 1.0%
Central Japan Railway Co.	700	114,933

		1,545,975

Consumer Discretionary – 11.0%
Automobiles – 1.4%
Fuji Heavy Industries Ltd.	4,000	162,977

Hotels, Restaurants & Leisure – 2.6%
Aristocrat Leisure Ltd.	15,384	171,633
Tabcorp Holdings Ltd.	36,976	128,103

		299,736

Household Durables – 0.9%
Fujitsu General Ltd.	5,000	105,606

Leisure Products – 1.7%
Bandai Namco Holdings, Inc.	7,400	203,685

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Media – 3.8%
Informa PLC	23,452	$196,438
WPP PLC	11,225	249,795

		446,233

Textiles, Apparel & Luxury Goods – 0.6%
Yue Yuen Industrial Holdings Ltd.	20,000	72,494

		1,290,731

Consumer Staples – 8.1%
Beverages – 0.7%
Royal Unibrew A/S	2,063	79,545

Food & Staples Retailing – 1.1%
Koninklijke Ahold Delhaize NV	2,868	60,409
Loblaw Cos., Ltd.	1,284	67,745

		128,154

Food Products – 1.7%
Nestle SA (REG)	680	48,713
Salmar ASA	4,860	145,124

		193,837

Household Products – 1.4%
Reckitt Benckiser Group PLC	1,890	160,098

Tobacco – 3.2%
British American Tobacco PLC	4,321	244,895
Imperial Brands PLC	3,106	135,361

		380,256

		941,890

Health Care – 7.8%
Pharmaceuticals – 7.8%
Indivior PLC	31,130	113,427
Recordati SpA	4,294	121,681
Roche Holding AG	1,122	255,763
Sanofi	3,016	243,889
STADA Arzneimittel AG	1,820	94,024
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	2,240	81,200

		909,984

Materials – 5.9%
Chemicals – 4.2%
Covestro AG(a)	3,395	232,380
Givaudan SA (REG)	64	117,131
Johnson Matthey PLC	3,480	136,163

		485,674

Containers & Packaging – 1.7%
Amcor Ltd./Australia	18,979	204,267

		689,941

Energy – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
Royal Dutch Shell PLC – Class B	8,241	236,779

14	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

TOTAL SA	3,710	$190,294

		427,073

Telecommunication Services – 3.6%
Diversified Telecommunication Services – 3.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	50,401	95,602
HKT Trust & HKT Ltd. – Class SS	90,000	110,237
Nippon Telegraph & Telephone Corp.	2,500	105,238
TDC A/S(b)	21,630	110,883

		421,960

Real Estate – 1.6%
Real Estate Management & Development – 1.6%
Sino Land Co., Ltd.	126,000	187,872

Total Common Stocks (cost $11,551,291)		11,551,563

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares MSCI Japan ETF(c)	1,070	52,280
iShares MSCI United Kingdom ETF(c)	1,730	53,094

Total Investment Companies (cost $105,544)		105,374

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(c)(d) (cost $200,259)	200,259	200,259

Total Investments – 101.3% (cost $11,857,094)		11,857,196
Other assets less liabilities – (1.3)%		(147,622)

Net Assets – 100.0%		$11,709,574

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	93	USD	71	1/17/17	$3,425
Brown Brothers Harriman & Co.	CAD	811	USD	611	1/17/17	7,245
Brown Brothers Harriman & Co.	CHF	79	USD	81	1/17/17	3,154
Brown Brothers Harriman & Co.	DKK	927	USD	136	1/17/17	4,689
Brown Brothers Harriman & Co.	EUR	277	USD	302	1/17/17	10,674
Brown Brothers Harriman & Co.	GBP	143	USD	179	1/17/17	3,429
Brown Brothers Harriman & Co.	GBP	203	USD	249	1/17/17	(1,902)
Brown Brothers Harriman & Co.	HKD	2,083	USD	269	1/17/17	106
Brown Brothers Harriman & Co.	ILS	1,673	USD	441	1/17/17	6,271
Brown Brothers Harriman & Co.	JPY	37,462	USD	341	1/17/17	20,142

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	15

Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	NOK	1,662	USD	200	1/17/17	$7,495
Brown Brothers Harriman & Co.	SEK	1,155	USD	130	1/17/17	3,006
Brown Brothers Harriman & Co.	SGD	262	USD	190	1/17/17	9,328
Brown Brothers Harriman & Co.	USD	213	AUD	280	1/17/17	(10,990)
Brown Brothers Harriman & Co.	USD	13	CAD	17	1/17/17	(25)
Brown Brothers Harriman & Co.	USD	267	CHF	261	1/17/17	(10,848)
Brown Brothers Harriman & Co.	USD	139	DKK	927	1/17/17	(7,441)
Brown Brothers Harriman & Co.	USD	940	EUR	850	1/17/17	(44,890)
Brown Brothers Harriman & Co.	USD	126	GBP	102	1/17/17	182
Brown Brothers Harriman & Co.	USD	86	GBP	68	1/17/17	(2,053)
Brown Brothers Harriman & Co.	USD	160	HKD	1,241	1/17/17	(78)
Brown Brothers Harriman & Co.	USD	44	ILS	168	1/17/17	(686)
Brown Brothers Harriman & Co.	USD	1,196	JPY	123,444	1/17/17	(138,352)
Brown Brothers Harriman & Co.	USD	41	SEK	356	1/17/17	(1,511)
Brown Brothers Harriman & Co.	USD	95	SGD	132	1/17/17	(3,599)
Brown Brothers Harriman & Co.	CAD	114	USD	86	4/18/17	1,467
Brown Brothers Harriman & Co.	GBP	59	USD	74	4/18/17	681
Brown Brothers Harriman & Co.	ILS	215	USD	56	4/18/17	386
Brown Brothers Harriman & Co.	USD	42	AUD	57	4/18/17	(1,454)
Brown Brothers Harriman & Co.	USD	40	EUR	37	4/18/17	(893)
Brown Brothers Harriman & Co.	USD	108	JPY	12,716	4/18/17	1,140
Brown Brothers Harriman & Co.	USD	105	JPY	11,939	4/18/17	(2,691)

						$(144,593)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $385,127 or 3.3% of net assets.

(b)	Non-income producing security.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CPI – Consumer Price Index

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REG – Registered Shares

See notes to financial statements.

16	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $11,656,835)	$11,656,937
Affiliated issuers (cost $200,259)	200,259
Foreign currencies, at value (cost $62,661)	62,530
Unrealized appreciation on forward currency exchange contracts	82,820
Receivable for capital stock sold	71,194
Receivable from Adviser	45,616
Dividends receivable	6,171
Receivable for foreign currency transactions	251
Affiliated dividends receivable	85

Total assets	12,125,863

Liabilities
Unrealized depreciation on forward currency exchange contracts	227,413
Payable for investment securities purchased	132,610
Audit and tax fee payable	27,439
Transfer Agent fee payable	62
Distribution fee payable	53
Accrued expenses and other liabilities	28,712

Total liabilities	416,289

Net Assets	$11,709,574

Composition of Net Assets
Capital stock, at par	$122
Additional paid-in capital	12,076,698
Distributions in excess of net investment income	(466)
Accumulated net realized loss on investment and foreign currency transactions	(221,796)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(144,984)

$11,709,574

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$90,341	9,433	$9.58	*

C	$9,602	1,002	$9.58

Advisor	$11,609,631	1,211,529	$9.58

*	The maximum offering price per share for Class A shares was $10.01, which reflects a sales charge of 4.25%.

See notes to financial statements.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	17

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,787)	$50,439
Affiliated issuers	287	$50,726

Expenses
Advisory fee (see Note B)	22,818
Distribution fee—Class A	96
Distribution fee—Class C	50
Transfer agency—Class A	33
Transfer agency—Class C	14
Transfer agency—Advisor Class	2,558
Custodian	34,790
Administrative	32,393
Audit and tax	24,370
Legal	15,956
Registration fees	15,601
Directors’ fees	13,231
Printing	5,194
Amortization of offering expenses	4,502
Miscellaneous	9,619

Total expenses	181,225
Less: expenses waived and reimbursed by the Adviser (see Note B)	(152,373)

Net expenses		28,852

Net investment income		21,874

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(109,562)
Futures		(402)
Foreign currency transactions		8,554
Net change in unrealized appreciation/depreciation on:
Investments		30,958
Foreign currency denominated assets and liabilities		(153,220)

Net loss on investment and foreign currency transactions		(223,672)

Net Decrease in Net Assets from Operations		$(201,798)

See notes to financial statements.

18	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2016 (unaudited)	July 29, 2015* to June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,874	$61,891
Net realized loss on investment and foreign currency transactions	(101,410)	(60,452)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(122,262)	(22,722)

Net decrease in net assets from operations	(201,798)	(21,283)
Dividends to Shareholders from
Net investment income
Class A	(746)	(124)
Class C	– 0	–	(93)
Advisor Class	(106,830)	(39,783)
Capital Stock Transactions
Net increase	9,019,970	3,060,261

Total increase	8,710,596	2,998,978
Net Assets
Beginning of period	2,998,978	– 0	–

End of period (including distributions in excess of net investment income of $(466) and undistributed net investment income of $85,236, respectively)	$11,709,574	$2,998,978

*	Commencement of operations.

See notes to financial statements.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	19

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Strategic Core Portfolio (the “Fund”), a non-diversified portfolio. AB International Strategic Core Portfolio commenced operations on July 29, 2015. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities

20	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original tern to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	21

Notes to Financial Statements

moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

22	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$481,876		$2,917,254		$	– 0	–	$3,399,130
Information Technology	319,184		1,417,823			– 0	–	1,737,007
Industrials	– 0	–	1,545,975			– 0	–	1,545,975
Consumer Discretionary	– 0	–	1,290,731			– 0	–	1,290,731
Consumer Staples	67,745		874,145			– 0	–	941,890
Health Care	202,881		707,103			– 0	–	909,984
Materials	– 0	–	689,941			– 0	–	689,941
Energy	– 0	–	427,073			– 0	–	427,073
Telecommunication Services	– 0	–	421,960			– 0	–	421,960
Real Estate	– 0	–	187,872			– 0	–	187,872
Investment Companies	105,374		– 0	–		– 0	–	105,374
Short-Term Investments:
Investment Companies	200,259		– 0	–		– 0	–	200,259

Total Investments in Securities	1,377,319		10,479,877	†		– 0	–	11,857,196
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	82,820			– 0	–	82,820
Liabilities
Forward Currency Exchange Contracts	– 0	–	(227,413)			– 0	–	(227,413)

Total^	$1,377,319		$10,335,284		$	– 0	–	$11,712,603

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

^	An amount of $60,633 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $58,655 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	23

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

24	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust/Fund/Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	25

Notes to Financial Statements

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $56,814 were deferred and amortized on a straight line basis over a one year period starting from July 29, 2015 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the excess of $2.5 billion up to $5 billion and .60% of the excess over $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.20%, 1.95% and .95% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser through July 28, 2016 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $309,933 for the fiscal period ended June 30, 2016. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above. For the six months ended December 31, 2016 the reimbursements/waivers amounted to $119,782. The Expense Caps may not be terminated by the Adviser before November 1, 2017.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, the Adviser voluntarily agreed to waive such fees in the amount of $32,393.

26	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $3,412 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $79 from the sale of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $198. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$62	$5,547	$5,409	$200	$	– 0	–*

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $7,825, none of which was paid to Sanford C. Bernstein & Co., LLC or Sanford C. Bernstein Limited, respectively, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	27

Notes to Financial Statements

servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$11,006,881		$2,128,506
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$330,804
Gross unrealized depreciation	(330,702)

Net unrealized appreciation	$102

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

28	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2016, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its fund against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	29

Notes to Financial Statements

Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended December 31, 2016, the Fund held futures for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

30	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended December 31, 2016, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$82,820	Unrealized depreciation on forward currency exchange contracts	$227,413

Total		$82,820		$227,413

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	$6,130	$(152,393)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(402)	– 0	–

Total		$5,728	$(152,393)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2016:

Forward Currency Exchange Contracts:
Average principal amount on buy contracts	$1,875,732
Average principal amount on sale contracts	$1,763,472
Futures:
Average original value of buy contracts	$57,102	(a)

(a)	Positions were open two months during the reporting period.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	31

Notes to Financial Statements

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Brown Brothers Harriman & Co.	$82,820	$(82,820)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$82,820	$(82,820)	$	– 0	–	$	– 0	–	$	– 0	–^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Brown Brothers Harriman & Co.	$227,413	$(82,820)	$	– 0	–	$	– 0	–		$144,593

Total	$227,413	$(82,820)	$	– 0	–	$	– 0	–		$144,593	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

32	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2016 (unaudited)	July 29, 2015* June 30, 2016		Six Months Ended December 31, 2016 (unaudited)	July 29, 2015* June 30, 2016

Class A
Shares sold	3,511	5,847		$35,437	$57,757

Shares issued in reinvestment of dividends	78	– 0	–	746	– 0	–

Shares redeemed	(3)	– 0	–	(27)	– 0	–

Net increase	3,586	5,847		$36,156	$57,757

Class C
Shares sold	2	1,000		$18	$10,002

Net increase	2	1,000		$18	$10,002

Advisor Class
Shares sold	906,130	299,292		$8,927,469	$2,992,502

Shares issued in reinvestment of dividends	9,679	– 0	–	91,761	– 0	–

Shares redeemed	(3,572)	– 0	–	(35,434)	– 0	–

Net increase	912,237	299,292		$8,983,796	$2,992,502

*	Commencement of Operations.

NOTE F

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	33

Notes to Financial Statements

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of one security could have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE H

Tax Information

The tax character of distributions paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal period ended June 30, 2016 was as follows:

2016
Distributions paid from:
Ordinary income	$40,000

Total taxable distributions paid	$40,000

34	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Notes to Financial Statements

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$93,056
Accumulated capital and other losses	(119,292	)(a)
Unrealized appreciation/(depreciation)	(31,636	)(b)

Total accumulated earnings/(deficit)	$(57,872)

(a)	As of June 30, 2016, the Fund had a net capital loss carryforward of $119,292.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gain/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund had a net short-term capital loss carryforward of $119,292 which may be carried forward for an indefinite period.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	35

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)	July 29, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 9.79	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04	.26
Net realized and unrealized loss on investment and foreign currency transactions	(.17)	(.35)

Net decrease in net asset value from operations	(.13)	(.09)

Less: Dividends
Dividends from net investment income	(.08)	(.12)

Net asset value, end of period	$ 9.58	$ 9.79

Total Return
Total investment return based on net asset value(d)	(1.12)%	(0.84)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90	$57
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.19%	1.20%
Expenses, before waivers/reimbursements(e)(f)	6.91%	23.67%
Net investment income(c)(e)	.77%	2.87%
Portfolio turnover rate	34%	52%

See footnote summary on page 38.

36	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2016 (unaudited)	July 29, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 9.75	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.01	.12
Net realized and unrealized loss on investment and foreign currency transactions	(.18)	(.28)

Net decrease in net asset value from operations	(.17)	(.16)

Less: Dividends
Dividends from net investment income	– 0	–	(.09)

Net asset value, end of period	$ 9.58	$ 9.75

Total Return
Total investment return based on net asset value(d)	(1.44)%	(1.55)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.95%	1.95%
Expenses, before waivers/reimbursements(e)(f)	8.32%	15.57%
Net investment income(c)(e)	.17%	1.31%
Portfolio turnover rate	34%	52%

See footnote summary on page 38.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)	July 29, 2015(a) to June 30, 2016

Net asset value, beginning of period	$ 9.80	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04	.21
Net realized and unrealized loss on investment and foreign currency transactions	(.17)	(.28)

Net decrease in net asset value from operations	(.13)	(.07)

Less: Dividends
Dividends from net investment income	(.09)	(.13)

Net asset value, end of period	$ 9.58	$ 9.80

Total Return
Total investment return based on net asset value(d)	(1.07)%	(0.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,610	$2,932
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.94%	.95%
Expenses, before waivers/reimbursements(e)(f)	5.94%	14.60%
Net investment income(c)(e)	.72%	2.32%
Portfolio turnover rate	34%	52%

(a)	Commencement of Operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

(f)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees and for the six months ended December 31, 2016, such waiver amounted to .01% annualized for the Fund.

See notes to financial statements.

38	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Kent W. Hargis(2), Vice President Sammy Suzuki(2), Vice President Emilie D. Wrapp, Secretary	Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer Joseph J. Mantineo, Treasurer and Chief Financial Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund are made by its senior management team. Messrs. Hargis and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	39

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Fund”) unanimously approved the Fund’s Investment Advisory Contract (the “Advisory Agreement”) with the Adviser in respect of AB International Strategic Core Portfolio (the “Portfolio”) for an initial two-year period at a meeting held on May 5-7, 2015.

Prior to approval of the Advisory Agreement in respect of the Portfolio, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in the Advisory Agreement. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AB Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

40	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio manager and other members of the investment team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio, including, but not limited to, benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Portfolio); 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares; transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Portfolio to brokers affiliated with the

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	41

Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors also understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations, no performance or other historical information for the Portfolio was available. The Adviser manages a non-fee paying discretionary account composite with a similar investment style and the directors reviewed performance information for this composite. Based on this information, together with the Adviser’s written and oral presentations regarding the management of the Portfolio and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Portfolio and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $250 million, its proposed contractual advisory fee rate of 75 basis points was lower than the Lipper expense group median.

The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision.

The directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule and the Portfolio’s fee schedule started at different rates and that the institutional fee schedule had breakpoints at lower asset levels. The application of the institutional fee schedule to a hypothetical asset level of $250 million would result in a fee rate lower than the rate at the same asset level provided in the Advisory

42	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Agreement as proposed for the Portfolio. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AB Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also reviewed the Senior Officer’s independent evaluation, in which the Senior Officer concluded that the proposed advisory fee is reasonable.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Portfolio was based on services to be provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Portfolio may in the future invest.

The directors considered the anticipated total expense ratio of the Class A shares of the Portfolio assuming $250 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio.

The directors also considered the proposed expense limitation of 1.20% for the Class A shares of the Portfolio for a one year period. Under the expense limitation agreement with the Adviser, if the Portfolio’s uncapped expenses for the Class A Shares were to fall below 1.20%, the

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	43

Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed.

The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that the Portfolio’s anticipated expense ratio of 120 basis points, giving effect to the proposed expense limitation agreement, was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s anticipated expense ratio, reflecting the proposed expense limitation agreement, was satisfactory.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

44	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	45

AB Family of Funds

NOTES

46	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

NOTES

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	47

NOTES

48	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

NOTES

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	49

NOTES

50	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

NOTES

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO •	51

NOTES

52	• AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

ISCP-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

February 13, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Select US Equity Portfolio (the “Fund”) for the semi-annual reporting period ended December 31, 2016.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies. For purposes of this requirement, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

AllianceBernstein L.P. (the “Adviser”) selects investments for the Fund through an intensive “bottom-up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies;

(3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund. The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also invest in securities of small-capitalization companies. The Adviser anticipates that the Fund’s portfolio normally will include between 30-80 companies. The Fund may invest in non-US companies, but will limit its investments in such companies to no more than 10% of its net assets. The

AB SELECT US EQUITY PORTFOLIO •	1

Fund may purchase securities in initial public offerings and expects to do so on a regular basis.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2016.

During both periods, all share classes underperformed the benchmark, before sales charges. For the six-month period, security selection within the industrials, energy and health care sectors, underweights to technology and energy and the Fund’s cash position detracted, relative to the benchmark. However, security selection within consumer discretionary, an underweight to consumer staples as well as overweights to the financials and industrials sectors, contributed to performance.

During the 12-month period, security selection within the technology, consumer staples and industrials sectors, underweights to the energy and utilities sectors and the Fund’s cash position detracted, relative to the benchmark. However, an overweight to the financials and industrials sectors, an underweight to consumer staples and security selection within the health care sector, contributed to performance.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

At the start of the 12-month period, markets faced significant volatility and concerns of slowing US economic growth. However, markets recovered strongly through the early summer, led by value stocks and high yielding defensive stocks. In June, the United Kingdom voted to leave the European Union, spurring a brief bout of volatility before markets pushed higher.

In the six-month period, fears of rising interest rates led defensive stocks to underperform, while cyclical stocks outperformed. Despite a surprising win in the November US elections, and an increase in the fed funds rate by the US Federal Reserve, markets rallied at the end of 2016. The S&P 500 Index ultimately ended the 12-month period 11.96% higher, its eighth straight year of gains.

2	• AB SELECT US EQUITY PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P® 500 Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB SELECT US EQUITY PORTFOLIO •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB SELECT US EQUITY PORTFOLIO

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Select US Equity Portfolio
Class A	7.39%	9.24%

Class C	6.92%	8.37%

Advisor Class*	7.56%	9.50%

Class R*	7.26%	8.92%

Class K*	7.33%	9.13%

Class I*	7.49%	9.51%

S&P 500 Index	7.82%	11.96%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB SELECT US EQUITY PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	9.24%	4.61%
5 Years	13.63%	12.66%
Since Inception*	13.98%	13.02%

Class C Shares
1 Year	8.37%	7.37%
5 Years	12.79%	12.79%
Since Inception*	13.15%	13.15%

Advisor Class Shares†
1 Year	9.50%	9.50%
5 Years	13.94%	13.94%
Since Inception*	14.31%	14.31%

Class R Shares†
1 Year	8.92%	8.92%
5 Years	13.33%	13.33%
Since Inception*	13.70%	13.70%

Class K Shares†
1 Year	9.13%	9.13%
5 Years	13.56%	13.56%
Since Inception*	13.93%	13.93%

Class I Shares†
1 Year	9.51%	9.51%
5 Years	13.91%	13.91%
Since Inception*	14.29%	14.29%

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB SELECT US EQUITY PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 2.20%, 1.20%, 1.72%, 1.60% and 1.18% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.55%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2017. Absent reimbursements or waivers, performance would have been lower, with the exception of Class A, Class C, Advisor Class, Class R and Class I shares, as these share classes are currently operating below their respective contractual expense caps. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/8/2011.

†

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB SELECT US EQUITY PORTFOLIO •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.61%
5 Years	12.66%
Since Inception*	13.02%

Class C Shares
1 Year	7.37%
5 Years	12.79%
Since Inception*	13.15%

Advisor Class Shares†
1 Year	9.50%
5 Years	13.94%
Since Inception*	14.31%

Class R Shares†
1 Year	8.92%
5 Years	13.33%
Since Inception*	13.70%

Class K Shares†
1 Year	9.13%
5 Years	13.56%
Since Inception*	13.93%

Class I Shares†
1 Year	9.51%
5 Years	13.91%
Since Inception*	14.29%

*	Inception date: 12/8/2011.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

8	• AB SELECT US EQUITY PORTFOLIO

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,073.90	$7.58	1.45%	$7.63	1.46%
Hypothetical**	$1,000	$1,017.90	$7.38	1.45%	$7.43	1.46%
Class C
Actual	$1,000	$1,069.20	$11.53	2.21%	$11.58	2.22%
Hypothetical**	$1,000	$1,014.06	$11.22	2.21%	$11.27	2.22%

AB SELECT US EQUITY PORTFOLIO •	9

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,075.60	$6.28	1.20%	$6.38	1.22%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$6.21	1.22%
Class R
Actual	$1,000	$1,072.60	$9.09	1.74%	$9.14	1.75%
Hypothetical**	$1,000	$1,016.43	$8.84	1.74%	$8.89	1.75%
Class K
Actual	$1,000	$1,073.30	$8.05	1.54%	$8.15	1.56%
Hypothetical**	$1,000	$1,017.44	$7.83	1.54%	$7.93	1.56%
Class I
Actual	$1,000	$1,074.90	$6.22	1.19%	$6.33	1.21%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%	$6.16	1.21%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365, (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	• AB SELECT US EQUITY PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $291.7

TEN LARGEST HOLDINGS†

December 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
US Bancorp	$18,148,353	6.2%
Honeywell International, Inc.	15,503,858	5.3
Alphabet, Inc. – Class C	14,037,862	4.8
Pfizer, Inc.	8,900,105	3.1
Bank of America Corp.	7,721,320	2.7
JPMorgan Chase & Co.	7,237,747	2.5
Apple, Inc.	6,541,398	2.2
CBS Corp. – Class B	6,459,084	2.2
Microsoft Corp.	6,186,783	2.1
Walt Disney Co. (The)	6,151,898	2.1
	$96,888,408	33.2%

*	All data are as of December 31, 2016. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB SELECT US EQUITY PORTFOLIO •	11

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Financials – 18.8%
Banks – 14.5%
Bank of America Corp.	349,381	$7,721,320
Citigroup, Inc.	83,704	4,974,529
JPMorgan Chase & Co.	83,877	7,237,747
US Bancorp	353,287	18,148,353
Wells Fargo & Co.	78,639	4,333,795

		42,415,744

Capital Markets – 1.9%
Goldman Sachs Group, Inc. (The)	13,917	3,332,426
S&P Global, Inc.	19,910	2,141,121

		5,473,547

Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. – Class B(a)	32,133	5,237,036

Insurance – 0.6%
Aon PLC	16,269	1,814,482

		54,940,809

Information Technology – 18.0%
Communications Equipment – 1.4%
Cisco Systems, Inc.	132,134	3,993,090

Internet Software & Services – 7.7%
Alphabet, Inc. – Class C(a)	18,188	14,037,862
eBay, Inc.(a)	149,430	4,436,577
Facebook, Inc. – Class A(a)	34,690	3,991,084

		22,465,523

IT Services – 1.2%
Visa, Inc. – Class A	43,949	3,428,901

Semiconductors & Semiconductor Equipment – 2.7%
Broadcom Ltd.	10,763	1,902,576
Intel Corp.	76,934	2,790,396
Micron Technology, Inc.(a)	53,022	1,162,242
Texas Instruments, Inc.	29,471	2,150,499

		8,005,713

Software – 2.8%
Microsoft Corp.	99,562	6,186,783
Take-Two Interactive Software, Inc.(a)	41,412	2,041,197

		8,227,980

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	56,479	6,541,398

		52,662,605

Industrials – 13.7%
Aerospace & Defense – 3.3%
Lockheed Martin Corp.	19,563	4,889,576

12	• AB SELECT US EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Northrop Grumman Corp.	20,346	$4,732,073

		9,621,649

Airlines – 0.8%
Delta Air Lines, Inc.	48,158	2,368,892

Industrial Conglomerates – 7.4%
General Electric Co.	191,974	6,066,378
Honeywell International, Inc.	133,827	15,503,858

		21,570,236

Professional Services – 0.6%
Robert Half International, Inc.	32,600	1,590,228

Road & Rail – 1.6%
Union Pacific Corp.	45,766	4,745,019

		39,896,024

Consumer Discretionary – 9.6%
Hotels, Restaurants & Leisure – 1.6%
Bloomin’ Brands, Inc.	77,249	1,392,799
MGM Resorts International(a)	92,182	2,657,607
Red Rock Resorts, Inc. – Class A	24,978	579,240

		4,629,646

Household Durables – 0.1%
Honest Co., Inc. (Preference Shares)(a)(b)(c)	4,005	162,242

Internet & Direct Marketing Retail – 0.6%
Priceline Group, Inc. (The)(a)	1,311	1,922,005

Media – 4.8%
CBS Corp. – Class B	101,526	6,459,084
Liberty Media Corp. – Liberty SiriusXM – Class A(a)	41,661	1,438,138
Walt Disney Co. (The)	59,028	6,151,898

		14,049,120

Specialty Retail – 2.5%
AutoZone, Inc.(a)	3,833	3,027,265
Lowe’s Cos., Inc.	60,732	4,319,260

		7,346,525

		28,109,538

Health Care – 9.6%
Health Care Equipment & Supplies – 1.0%
Zimmer Biomet Holdings, Inc.	28,038	2,893,521

Health Care Providers & Services – 2.4%
Aetna, Inc.	18,024	2,235,156
UnitedHealth Group, Inc.	30,562	4,891,143

		7,126,299

Pharmaceuticals – 6.2%
Eli Lilly & Co.	25,974	1,910,388
Johnson & Johnson	32,109	3,699,278

AB SELECT US EQUITY PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Pfizer, Inc.	274,018	$8,900,105
Zoetis, Inc.	64,882	3,473,133

		17,982,904

		28,002,724

Consumer Staples – 8.9%
Beverages – 1.1%
PepsiCo, Inc.	31,311	3,276,070

Food & Staples Retailing – 3.0%
CVS Health Corp.	52,503	4,143,012
Kroger Co. (The)	132,416	4,569,676

		8,712,688

Food Products – 2.9%
Campbell Soup Co.	53,116	3,211,925
General Mills, Inc.	27,557	1,702,196
Hershey Co. (The)	20,837	2,155,171
Mondelez International, Inc. – Class A	33,713	1,494,497

		8,563,789

Tobacco – 1.9%
Altria Group, Inc.	81,017	5,478,369

		26,030,916

Energy – 7.5%
Energy Equipment & Services – 0.8%
Schlumberger Ltd.	26,628	2,235,421

Oil, Gas & Consumable Fuels – 6.7%
Chevron Corp.	35,038	4,123,972
EOG Resources, Inc.	44,718	4,520,990
Exxon Mobil Corp.	66,404	5,993,625
Occidental Petroleum Corp.	68,331	4,867,217

		19,505,804

		21,741,225

Utilities – 2.1%
Electric Utilities – 2.1%
NextEra Energy, Inc.	50,437	6,025,204

Telecommunication Services – 2.1%
Diversified Telecommunication Services – 2.1%
Verizon Communications, Inc.	112,444	6,002,261

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) – 2.0%
Crown Castle International Corp.	59,412	5,155,179
MGM Growth Properties LLC – Class A	28,403	718,880

		5,874,059

14	• AB SELECT US EQUITY PORTFOLIO

Portfolio of Investments

Company		Shares		U.S. $ Value

Materials – 1.8%
Chemicals – 1.2%
Dow Chemical Co. (The)		60,726		$3,474,742

Containers & Packaging – 0.6%
Berry Plastics Group, Inc.(a)		34,461		1,679,284

				5,154,026

Total Common Stocks (cost $236,759,452)				274,439,391

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Nasdaq Biotechnology ETF(d) (cost $4,125,820)		15,431		4,095,079

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(d)(e) (cost $13,409,239)		13,409,239		13,409,239

		Principal Amount (000)
Time Deposit – 0.0%
BBH, Grand Cayman 0.05%, 1/03/17	CAD	– 0	–*	7
BBH, Grand Cayman 0.05%, 1/03/17	GBP	– 0	–*	1

Total Time Deposits (cost $9)				8

Total Short-Term Investments (cost $13,409,248)				13,409,247

Total Investments – 100.1% (cost $254,294,520)				291,943,717
Other assets less liabilities – (0.1)%				(195,896)

Net Assets – 100.0%				$291,747,821

AB SELECT US EQUITY PORTFOLIO •	15

Portfolio of Investments

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Fair valued by the Adviser.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CAD – Canadian Dollar

GBP – Great British Pound

Glossary:

ETF – Exchange Traded Fund

See notes to financial statements.

16	• AB SELECT US EQUITY PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $240,885,281)	$278,534,478
Affiliated issuers (cost $13,409,239)	13,409,239
Cash	3
Foreign currencies, at value (cost $3)	3
Receivable for investment securities sold	6,492,423
Dividends receivable	409,341
Receivable for capital stock sold	306,337
Affiliated dividends receivable	3,113

Total assets	299,154,937

Liabilities
Payable for investment securities purchased	6,517,550
Payable for capital stock redeemed	487,809
Advisory fee payable	247,076
Distribution fee payable	13,803
Administrative fee payable	13,380
Transfer Agent fee payable	1,618
Accrued expenses and other liabilities	125,880

Total liabilities	7,407,116

Net Assets	$291,747,821

Composition of Net Assets
Capital stock, at par	$1,921
Additional paid-in capital	255,866,212
Distributions in excess of net investment income	(425,083)
Accumulated net realized loss on investment and foreign currency transactions	(1,344,426)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	37,649,197

$291,747,821

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$13,807,768	905,493	$15.25	*

C	$11,543,060	786,092	$14.68

Advisor	$244,448,486	16,065,751	$15.22

R	$15,064	1,005.853	$14.98

K	$4,095,177	271,932	$15.06

I	$17,838,266	1,182,724	$15.08

*	The maximum offering price per share for Class A shares was $15.93, which reflects a sales charge of 4.25%.

See notes to financial statements.

AB SELECT US EQUITY PORTFOLIO •	17

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$2,933,890
Affiliated issuers	15,515	$2,949,405

Expenses
Advisory fee (see Note B)	1,477,062
Distribution fee—Class A	40,164
Distribution fee—Class C	60,345
Distribution fee—Class R	38
Distribution fee—Class K	4,944
Transfer agency—Class A	5,395
Transfer agency—Class C	2,306
Transfer agency—Advisor Class	40,365
Transfer agency—Class R	5
Transfer agency—Class K	3,955
Transfer agency—Class I	2,366
Custodian	90,707
Registration fees	51,831
Administrative	31,174
Legal	22,142
Audit and tax	21,332
Directors’ fees	12,783
Printing	12,650
Miscellaneous	17,470

Total expenses	1,897,034
Less: expenses waived and reimbursed by the Adviser (see Note B)	(12,606)

Net expenses		1,884,428

Net investment income		1,064,977

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		18,214,959
Foreign currency transactions		24,713
Net change in unrealized appreciation/depreciation on:
Investments		1,868,608

Net gain on investment and foreign currency transactions		20,108,280

Net Increase in Net Assets from Operations		$21,173,257

See notes to financial statements.

18	• AB SELECT US EQUITY PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,064,977	$1,714,576
Net realized gain on investment and foreign currency transactions	18,239,672	3,277,026
Net change in unrealized appreciation/depreciation on investments	1,868,608	(404,636)

Net increase in net assets from operations	21,173,257	4,586,966
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(19,514)
Advisor Class	(1,382,521)	(1,048,883)
Class R	(16)	– 0	–
Class K	(8,361)	(2,568)
Class I	(99,162)	(145,456)
Net realized gain on investment and foreign currency transactions
Class A	(494,730)	(1,280,486)
Class C	(416,739)	(1,090,322)
Advisor Class	(8,393,430)	(18,289,480)
Class R	(541)	(1,115)
Class K	(140,108)	(263,651)
Class I	(599,992)	(2,493,212)
Capital Stock Transactions
Net decrease	(15,469,627)	(20,448,350)

Total decrease	(5,831,970)	(40,496,071)
Net Assets
Beginning of period	297,579,791	338,075,862

End of period (including distributions in excess of net investment income of $(425,083) and undistributed net investment income of $0, respectively)	$291,747,821	$297,579,791

See notes to financial statements.

AB SELECT US EQUITY PORTFOLIO •	19

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1, and Class 2 shares. Class B, Class 1, and Class 2 shares are not currently being offered. As of December 31, 2016, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) or on a foreign securities exchange are valued

20	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short- term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives

AB SELECT US EQUITY PORTFOLIO •	21

Notes to Financial Statements

rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

22	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$54,940,809		$	– 0	–	$	– 0	–	$54,940,809
Information Technology	52,662,605			– 0	–		– 0	–	52,662,605
Industrials	39,896,024			– 0	–		– 0	–	39,896,024
Consumer Discretionary	27,947,296			– 0	–		162,242		28,109,538
Health Care	28,002,724			– 0	–		– 0	–	28,002,724
Consumer Staples	26,030,916			– 0	–		– 0	–	26,030,916
Energy	21,741,225			– 0	–		– 0	–	21,741,225
Utilities	6,025,204			– 0	–		– 0	–	6,025,204
Telecommunication Services	6,002,261			– 0	–		– 0	–	6,002,261
Real Estate	5,874,059			– 0	–		– 0	–	5,874,059
Materials	5,154,026			– 0	–		– 0	–	5,154,026
Investment Companies	4,095,079			– 0	–		– 0	–	4,095,079
Short-Term Investments:
Investment Companies	13,409,239			– 0	–		– 0	–	13,409,239
Time Deposits	– 0	–		8			– 0	–	8

Total Investments in Securities	291,781,467			8			162,242		291,943,717
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$291,781,467			$8			$162,242		$291,943,717

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary		Total
Balance as of 6/30/16	$179,985		$179,985
Accrued discounts/ (premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(17,743)		(17,743)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$162,242		$162,242

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16**	$(17,743)		$(17,743)

**	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

AB SELECT US EQUITY PORTFOLIO •	23

Notes to Financial Statements

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of

24	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

AB SELECT US EQUITY PORTFOLIO •	25

Notes to Financial Statements

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before November 1, 2017. For the six months ended December 31, 2016, such waiver/reimbursement amounted to $1,525.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2016, such fee amounted to $31,174.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $23,355 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $341 from the sale of Class A shares and received $499 and $594 in contingent deferred sales charges imposed upon redemption by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2016.

26	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $11,081. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$9,588	$91,308	$87,487	$13,409	$16

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $296,039 none of which was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred

AB SELECT US EQUITY PORTFOLIO •	27

Notes to Financial Statements

expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $65,325, $91 and $1,514 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$414,219,845		$444,609,737
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$38,419,937
Gross unrealized depreciation	(770,740)

Net unrealized appreciation	$37,649,197

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it

28	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016

Class A
Shares sold	177,209	2,372,142	$2,684,236	$33,822,481

Shares issued in reinvestment of dividends and distributions	28,659	77,495	438,773	1,134,523

Shares redeemed	(2,215,944)	(752,142)	(33,270,124)	(10,946,966)

Net increase (decrease)	(2,010,076)	1,697,495	$(30,147,115)	$24,010,038

Class C
Shares sold	33,995	112,508	$498,734	$1,617,589

Shares issued in reinvestment of dividends and distributions	20,142	54,917	297,096	781,473

Shares redeemed	(154,576)	(386,129)	(2,266,214)	(5,466,400)

Net decrease	(100,439)	(218,704)	$(1,470,384)	$(3,067,338)

Advisor Class
Shares sold	3,025,540	2,571,730	$45,708,806	$38,564,108

Shares issued in reinvestment of dividends and distributions	473,807	1,220,673	7,239,762	17,895,068

Shares redeemed	(2,156,483)	(5,764,565)	(32,741,581)	(84,296,051)

Net increase (decrease)	1,342,864	(1,972,162)	$20,206,987	$(27,836,875)

AB SELECT US EQUITY PORTFOLIO •	29

Notes to Financial Statements

	Shares		Amount
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016

Class K
Shares sold	12,317	21,989	$185,405	$316,394

Shares issued in reinvestment of dividends and distributions	9,819	18,348	148,469	266,218

Shares redeemed	(7,040)	(16,979)	(105,463)	(244,866)

Net increase	15,096	23,358	$228,411	$337,746

Class I
Shares sold	163,518	158,372	$2,477,632	$2,320,384

Shares issued in reinvestment of dividends and distributions	46,179	176,677	699,154	2,567,117

Shares redeemed	(496,191)	(1,332,541)	(7,464,312)	(18,779,422)

Net decrease	(286,494)	(997,492)	$(4,287,526)	$(13,891,921)

Class R did not have any transactions in capital shares for the six months ended December 31, 2016 and year ended June 30, 2016, respectively.

NOTE F

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

30	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$12,047,105	$24,012,274
Long-term capital gains	12,587,582	2,106,417

Total taxable distributions paid	$24,634,687	$26,118,691

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital gain	$2,820,571
Accumulated capital and other losses	(967,294	)(a)
Unrealized appreciation/(depreciation)	24,388,754	(b)

Total accumulated earnings/(deficit)	$26,242,031

(a)	At June 30, 2016, the Fund had a post-October short-term capital loss deferral of $967,294. These losses are deemed to arise on July 1, 2016.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the fund did not have any capital loss carryforwards.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”)

AB SELECT US EQUITY PORTFOLIO •	31

Notes to Financial Statements

intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32	• AB SELECT US EQUITY PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.70	$ 15.56	$ 15.62	$ 13.26	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(b)	.03	(c)	.06	(c)	.01	.02	.04	(c)	.02	(c)
Net realized and unrealized gain on investment and foreign currency transactions	1.06	.21	1.20	2.68	2.42	1.11
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.09	.27	1.21	2.70	2.46	1.13

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)	(.03)	(.02)	(.00	)(d)	– 0	–
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Total dividends and distributions	(.54)	(1.13)	(1.27)	(.34)	(.33)	– 0	–

Net asset value, end of period	$ 15.25	$ 14.70	$ 15.56	$ 15.62	$ 13.26	$ 11.13

Total Return
Total investment return based on net asset value(e)	7.39%	1.74%	8.02%	20.53%	22.53%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,808	$42,856	$18,958	$17,535	$10,285	$182
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.45	%(g)	1.45%	1.45%	1.49%	1.60%	1.60	%(g)
Expenses, before waivers/reimbursements(f)	1.45	%(g)	1.45%	1.45%	1.49%	2.02%	12.00	%(g)
Net investment income	.38	%(c)(g)	.44	%(c)	.08%	.12%	.34	%(c)	.36	%(c)(g)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

AB SELECT US EQUITY PORTFOLIO •	33

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.23	$ 15.19	$ 15.34	$ 13.11	$ 11.09	$ 10.00

Income From Investment Operations
Net investment loss(b)	(.01	)(c)	(.06	)(c)	(.10)	(.08)	(.05	)(c)	(.03	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	1.00	.21	1.19	2.63	2.40	1.12
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.99	.15	1.09	2.55	2.35	1.09

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Net asset value, end of period	$ 14.68	$ 14.23	$ 15.19	$ 15.34	$ 13.11	$ 11.09

Total Return
Total investment return based on net asset value(e)	6.92%	0.98%	7.31%	19.65%	21.59%	10.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,543	$12,613	$16,791	$10,645	$2,528	$18
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.21	%(g)	2.20%	2.19%	2.20%	2.30%	2.30	%(g)
Expenses, before waivers/reimbursements(f)	2.21	%(g)	2.20%	2.19%	2.20%	2.70%	23.45	%(g)
Net investment loss	(.20	)%(c)(g)	(.41	)%(c)	(.66)%	(.57)%	(.43	)%(c)	(.48	)%(c)(g)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

34	• AB SELECT US EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.73	$ 15.60	$ 15.64	$ 13.26	$ 11.15	$ 10.00

Income From Investment Operations
Net investment income(b)	.06	(c)	.09	(c)	.05	.06	.07	(c)	.07	(c)
Net realized and unrealized gain on investment and foreign currency transactions	1.06	.21	1.21	2.68	2.43	1.08
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.12	.30	1.26	2.74	2.50	1.15

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.06)	(.06)	(.04)	(.06)	– 0	–
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Total dividends and distributions	(.63)	(1.17)	(1.30)	(.36)	(.39)	– 0	–

Net asset value, end of period	$ 15.22	$ 14.73	$ 15.60	$ 15.64	$ 13.26	$ 11.15

Total Return
Total investment return based on net asset value(e)	7.56%	1.91%	8.40%	20.89%	22.88%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,448	$216,896	$260,521	$225,377	$116,470	$8,222
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.20	%(g)	1.20%	1.19%	1.19%	1.30%	1.30	%(g)
Expenses, before waivers/reimbursements(f)	1.21	%(g)	1.20%	1.19%	1.19%	2.01%	8.77	%(g)
Net investment income	.81	%(c)(g)	.60	%(c)	.34%	.42%	.56	%(c)	1.21	%(c)(g)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

AB SELECT US EQUITY PORTFOLIO •	35

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.48	$ 15.37	$ 15.44	$ 13.13	$ 11.05	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)	.02	(c)	.01	(c)	(.03)	(.01)	.01	(c)	.00	(c)(d)
Net realized and unrealized gain on investment and foreign currency transactions	1.03	.21	1.20	2.64	2.40	1.11
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.05	.22	1.17	2.63	2.41	1.11

Less: Dividends and Distributions
Dividends from net investment income	(.01)	– 0	–	– 0	–	– 0	–	(.00	)(d)	(.06)
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Total dividends and distributions	(.55)	(1.11)	(1.24)	(.32)	(.33)	(.06)

Net asset value, end of period	$ 14.98	$ 14.48	$ 15.37	$ 15.44	$ 13.13	$ 11.05

Total Return
Total investment return based on net asset value(e)	7.26%	1.44%	7.80%	20.23%	22.26%	11.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15	$15	$15	$16	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.74	%(g)	1.72%	1.72%	1.70%	1.80%	1.80	%(g)
Expenses, before waivers/reimbursements(f)	1.75	%(g)	1.72%	1.72%	1.70%	3.27%	10.09	%(g)
Net investment income (loss)	.24	%(c)(g)	.09	%(c)	(.18)%	(.10)%	.04	%(c)	(.00	)%(c)(g)(h)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

36	• AB SELECT US EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.56	$ 15.43	$ 15.47	$ 13.14	$ 11.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.03	.04	(.00	)(d)	.01	.04	.03
Net realized and unrealized gain on investment and foreign currency transactions	1.04	.21	1.20	2.64	2.41	1.10
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.07	.25	1.20	2.65	2.45	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.01)	– 0	–	– 0	–	(.05)	(.06)
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Total dividends and distributions	(.57)	(1.12)	(1.24)	(.32)	(.38)	(.06)

Net asset value, end of period	$ 15.06	$ 14.56	$ 15.43	$ 15.47	$ 13.14	$ 11.07

Total Return
Total investment return based on net asset value(e)	7.33%	1.58%	8.05%	20.37%	22.58%	11.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,095	$3,739	$3,604	$2,678	$1,620	$481
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.54	%(g)	1.55%	1.55%	1.55%	1.55%	1.55	%(g)
Expenses, before waivers/reimbursements(f)	1.63	%(g)	1.60%	1.59%	1.62%	2.64%	7.75	%(g)
Net investment income (loss)(c)	.43	%(g)	.27%	(.02)%	.07%	.29%	.51	%(g)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

AB SELECT US EQUITY PORTFOLIO •	37

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30,	December 8, 2011(a) to June 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 14.61	$ 15.48	$ 15.52	$ 13.17	$ 11.09	$ 10.00

Income From Investment Operations
Net investment income(b)	.07	(c)	.08	(c)	.05	.06	.07	(c)	.04	(c)
Net realized and unrealized gain on investment and foreign currency transactions	1.03	.22	1.20	2.65	2.40	1.11
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.10	.30	1.25	2.71	2.47	1.15

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.06)	(.05)	(.04)	(.06)	(.06)
Distributions from net realized gain on investment and foreign currency transactions	(.54)	(1.11)	(1.24)	(.32)	(.33)	– 0	–

Total dividends and distributions	(.63)	(1.17)	(1.29)	(.36)	(.39)	(.06)

Net asset value, end of period	$ 15.08	$ 14.61	$ 15.48	$ 15.52	$ 13.17	$ 11.09

Total Return
Total investment return based on net asset value(e)	7.49%	2.00%	8.34%	20.81%	22.82%	11.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,838	$21,461	$38,186	$30,164	$8,179	$10,288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.19	%(g)	1.18%	1.22%	1.18%	1.30%	1.30	%(g)
Expenses, before waivers/reimbursements(f)	1.20	%(g)	1.18%	1.22%	1.18%	2.78%	8.25	%(g)
Net investment income	.88	%(c)(g)	.57	%(c)	.31%	.40%	.55	%(c)	.58	%(c)(g)
Portfolio turnover rate	148%	269%	348%	495%	560%	269%

See footnote summary on page 39.

38	• AB SELECT US EQUITY PORTFOLIO

Financial Highlights

(a)	Commencement of Operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees and for the six months ended December 31, 2016, such waiver amounted to .01% annualized for the Fund.

(g)	Annualized.

(h)	Amount is less than 0.005%.

See notes to financial statements.

AB SELECT US EQUITY PORTFOLIO •	39

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Kurt A. Feuerman(2) , Vice President

Anthony Nappo(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free 1-(800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Kurt A. Feuerman and Anthony Nappo are the investment professionals primarily responsible for the day-to-day management of, and investment decisions for, the Fund’s Portfolio.

40	• AB SELECT US EQUITY PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and

AB SELECT US EQUITY PORTFOLIO •	41

conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the

42	• AB SELECT US EQUITY PORTFOLIO

Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

AB SELECT US EQUITY PORTFOLIO •	43

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s

44	• AB SELECT US EQUITY PORTFOLIO

explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

AB SELECT US EQUITY PORTFOLIO •	45

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

46	• AB SELECT US EQUITY PORTFOLIO

AB Family of Funds

NOTES

AB SELECT US EQUITY PORTFOLIO •	47

NOTES

48	• AB SELECT US EQUITY PORTFOLIO

NOTES

AB SELECT US EQUITY PORTFOLIO •	49

NOTES

50	• AB SELECT US EQUITY PORTFOLIO

NOTES

AB SELECT US EQUITY PORTFOLIO •	51

NOTES

52	• AB SELECT US EQUITY PORTFOLIO

AB SELECT US EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SUE-0152-1216

DEC    12.31.16

SEMI-ANNUAL REPORT

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

February 13, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Select US Long/Short Portfolio (the “Fund”) for the semi-annual reporting period ended December 31, 2016.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies, short positions in such securities, and cash and US cash equivalents.

AllianceBernstein L.P. (the “Adviser”) selects investments for the Fund’s long positions through an intensive “bottom-up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.

The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

In determining securities to be sold short, the Adviser looks for companies facing near-term difficulties such as high valuations, quality of earnings issues, or weakness in demand due to economic factors or long-term issues such as changing technology or competitive concerns in their industries. The Fund may also sell securities of exchange-traded funds (“ETFs”) short, including to hedge its exposure to specific market sectors or if it believes a

AB SELECT US LONG/SHORT PORTFOLIO •	1

specific sector or asset will decline in value. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.

The Adviser derives the ratio between long and short positions for the Fund based on its bottom-up analysis supplemented with macro-economic and market analyses. Under normal market conditions, the net long exposure of the Fund (long exposure minus short exposure) will range between 30% and 70%. The Adviser seeks to minimize the variability of Fund returns through industry diversification as well as by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in equity securities with a value equal to 60% of its net assets and have short sale obligations equal to 15% of its net assets, resulting in 45% net long exposure. Assuming a 60% long exposure, 40% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund’s short sale obligations. During periods of excessive market risk, the Adviser may reduce the net long exposure of the Fund. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also take long and short positions in securities of small-capitalization companies. The Fund may invest in non-US companies, but currently intends to limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings and expects to do so on a regular basis.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, as part of its investment strategies or for hedging or other risk management purposes. These transactions may be used, for example, as a means to take a short position in a security or sector without actually selling securities short.

Investment Results

The table on page 6 shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2016.

All share classes underperformed the benchmark for both periods, before sales charges. During the six-month period, the Fund’s net market exposure ranged from 44%

2	• AB SELECT US LONG/SHORT PORTFOLIO

to 60%, ending the period at 49%. The Fund’s below-market exposure led to underperformance relative to the fully-invested benchmark; however, the Fund’s security selection within both its long and short holdings contributed to returns. Within the Fund’s short holdings, gains associated with market and sector hedges contributed to absolute returns. In the Fund’s long holdings, gains from selection in financials, technology and consumer discretionary sectors more than offset losses from selection within health care, consumer staples and utilities.

During the 12-month period, the Fund’s net market exposure ranged from 44% to 73%, ending the period at 49%. As in the six-month period, the Fund’s below-market exposure led to underperformance relative to the fully-invested benchmark; however, the Fund’s security selection within its short holdings contributed to returns. Within the Fund’s short holdings, gains associated with market and sector hedges as well as short selection in the health care and consumer discretionary sectors contributed to absolute returns. In the Fund’s long holdings, losses from selection in the health care, technology and consumer staples sectors more than offset gains from selection in financials, industrials and energy.

The Fund utilized derivatives in the form of written options and futures for hedging and investment purposes, which had an immaterial impact on absolute performance during both periods.

Market Review and Investment Strategy

At the start of the 12-month period, markets faced significant volatility and concerns of slowing US economic growth. However, markets recovered strongly through the early summer, led by value stocks and high yielding defensive stocks. In June, the United Kingdom voted to leave the European Union, spurring a brief bout of volatility before markets pushed higher.

In the six-month period, fears of rising interest rates led defensive stocks to underperform, while cyclical stocks outperformed. Despite a surprising win in the November US elections, and an increase in the fed funds rate by the US Federal Reserve, markets rallied at the end of 2016. The S&P 500 Index ultimately ended the 12-month period 11.96% higher, its eighth straight year of gains.

AB SELECT US LONG/SHORT PORTFOLIO •	3

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P® 500 Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• AB SELECT US LONG/SHORT PORTFOLIO

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB SELECT US LONG/SHORT PORTFOLIO •	5

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Select US Long/Short Portfolio
Class A	3.60%	4.61%

Class C	3.25%	3.81%

Advisor Class*	3.74%	4.83%

Class R*	3.45%	4.28%

Class K*	3.68%	4.60%

Class I*	3.82%	4.91%

S&P 500 Index	7.82%	11.96%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

(Historical Performance continued on next page)

6	• AB SELECT US LONG/SHORT PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE RETURNS AS OF DECEMBER 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.61%	0.17%
Since Inception*	6.49%	5.36%

Class C Shares
1 Year	3.81%	2.81%
Since Inception*	5.72%	5.72%

Advisor Class Shares†
1 Year	4.83%	4.83%
Since Inception*	6.76%	6.76%

Class R Shares†
1 Year	4.28%	4.28%
Since Inception*	6.23%	6.23%

Class K Shares†
1 Year	4.60%	4.60%
Since Inception*	6.51%	6.51%

Class I Shares†
1 Year	4.91%	4.91%
Since Inception*	6.81%	6.81%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.16%, 2.91%, 1.91%, 2.45%, 2.14% and 1.87% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2017. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/12/2012.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

(Historical Performance continued on next page)

AB SELECT US LONG/SHORT PORTFOLIO •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.17%
Since Inception*	5.36%

Class C Shares
1 Year	2.81%
Since Inception*	5.72%

Advisor Class Shares†
1 Year	4.83%
Since Inception*	6.76%

Class R Shares†
1 Year	4.28%
Since Inception*	6.23%

Class K Shares†
1 Year	4.60%
Since Inception*	6.51%

Class I Shares†
1 Year	4.91%
Since Inception*	6.81%

*	Inception date: 12/12/2012.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

8	• AB SELECT US LONG/SHORT PORTFOLIO

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,036.00	$11.29	2.20%	$11.70	2.28%
Hypothetical**	$1,000	$1,014.12	$11.17	2.20%	$11.57	2.28%
Class C
Actual	$1,000	$1,032.50	$15.11	2.95%	$15.52	3.03%
Hypothetical**	$1,000	$1,010.33	$14.95	2.95%	$15.35	3.03%

AB SELECT US LONG/SHORT PORTFOLIO •	9

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,037.40	$10.01	1.95%	$10.42	2.03%
Hypothetical**	$1,000	$1,015.38	$9.91	1.95%	$10.31	2.03%
Class R
Actual	$1,000	$1,034.50	$12.82	2.50%	$13.23	2.58%
Hypothetical**	$1,000	$1,012.60	$12.68	2.50%	$13.09	2.58%
Class K
Actual	$1,000	$1,036.80	$11.19	2.18%	$11.60	2.26%
Hypothetical**	$1,000	$1,014.22	$11.07	2.18%	$11.47	2.26%
Class I
Actual	$1,000	$1,038.20	$9.81	1.91%	$10.22	1.99%
Hypothetical**	$1,000	$1,015.58	$9.70	1.91%	$10.11	1.99%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	• AB SELECT US LONG/SHORT PORTFOLIO

Expense Example

PORTFOLIO SUMMARY

December 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,017.3

SECTOR BREAKDOWN*

	Long	Short

Consumer Discretionary	6.3%	-0.1%
Consumer Staples	5.1	—
Energy	4.1	-0.1
Financials	10.5	—
Funds and Investment Trusts	0.8	-4.1
Health Care	5.4	—
Industrials	7.6	-0.2
Information Technology	10.1	-0.5
Materials	1.0	—
Real Estate	1.2	-0.1
Telecommunication Services	1.3	—
Utilities	1.1	—

TEN LARGEST HOLDINGS*

Long
Company

US Bancorp	3.5%
Honeywell International, Inc.	3.0
Alphabet, Inc. – Class C	2.7
Pfizer, Inc.	1.7
Bank of America Corp.	1.5
JPMorgan Chase & Co.	1.4
CBS Corp. – Class B	1.3
Apple, Inc.	1.3
Microsoft Corp.	1.2
Walt Disney Co. (The)	1.2

Short
Company

SPDR S&P 500 ETF Trust	-3.9%
CurrencyShares Japanese Yen Trust	-0.1
Akamai Technologies, Inc.	-0.1
Iron Mountain, Inc.	-0.1
SS&C Technologies Holdings, Inc.	-0.1
Stericycle, Inc.	-0.1
CurrencyShares Euro Trust	-0.1
H&R Block, Inc.	-0.1
Broadridge Financial Solutions, Inc.	-0.1
United Technologies Corp.	-0.1

*	Holdings exclude cash positions and are expressed as a percentage of total net assets and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

AB SELECT US LONG/SHORT PORTFOLIO •	11

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 53.7%
Financials – 10.5%
Banks – 8.1%
Bank of America Corp.	678,015	$14,984,131
Citigroup, Inc.	162,448	9,654,285
JPMorgan Chase & Co.	162,774	14,045,768
US Bancorp	685,588	35,218,656
Wells Fargo & Co.	152,612	8,410,447

		82,313,287

Capital Markets – 1.0%
Goldman Sachs Group, Inc. (The)	27,009	6,467,305
S&P Global, Inc.	38,639	4,155,238

		10,622,543

Diversified Financial Services – 1.0%
Berkshire Hathaway, Inc. – Class B(a)	62,361	10,163,596

Insurance – 0.4%
Aon PLC	31,573	3,521,337

		106,620,763

Information Technology – 10.1%
Communications Equipment – 0.8%
Cisco Systems, Inc.	256,422	7,749,073

Internet Software & Services – 4.3%
Alphabet, Inc. – Class C(a)	35,297	27,242,931
eBay, Inc.(a)	294,834	8,753,621
Facebook, Inc. – Class A(a)	67,322	7,745,396

		43,741,948

IT Services – 0.7%
Visa, Inc. – Class A	85,289	6,654,248

Semiconductors & Semiconductor Equipment – 1.5%
Broadcom Ltd.	20,888	3,692,372
Intel Corp.	149,301	5,415,147
Micron Technology, Inc.(a)	102,897	2,255,502
Texas Instruments, Inc.	57,193	4,173,373

		15,536,394

Software – 1.6%
Microsoft Corp.	193,212	12,006,194
Take-Two Interactive Software, Inc.(a)	80,367	3,961,289

		15,967,483

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	109,606	12,694,567

		102,343,713

12	• AB SELECT US LONG/SHORT PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 7.6%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	38,599	$9,647,434
Northrop Grumman Corp.	40,147	9,337,389

		18,984,823

Airlines – 0.4%
Delta Air Lines, Inc.	93,458	4,597,199

Industrial Conglomerates – 4.1%
General Electric Co.	372,546	11,772,453
Honeywell International, Inc.	259,709	30,087,288

		41,859,741

Professional Services – 0.3%
Robert Half International, Inc.	63,266	3,086,116

Road & Rail – 0.9%
Union Pacific Corp.	88,814	9,208,236

		77,736,115

Consumer Discretionary – 6.3%
Hotels, Restaurants & Leisure – 1.3%
Bloomin’ Brands, Inc.	156,133	2,815,078
Extended Stay America, Inc.	199,531	3,222,425
MGM Resorts International(a)	178,890	5,157,399
Red Rock Resorts, Inc. – Class A	73,442	1,703,120

		12,898,022

Household Durables – 0.1%
Honest Co. (The)(a)(b)(c)	20,767	841,271

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.(a)	2,644	1,982,656
Priceline Group, Inc. (The)(a)	2,588	3,794,164

		5,776,820

Media – 2.9%
CBS Corp. – Class B	202,172	12,862,183
Liberty Media Corp.-Liberty SiriusXM – Class A(a)	101,895	3,517,415
Lions Gate Entertainment Corp.(d)	25,524	686,596
Manchester United PLC – Class A	64,536	919,638
Walt Disney Co. (The)	114,564	11,939,860

		29,925,692

Specialty Retail – 1.4%
AutoZone, Inc.(a)	7,437	5,873,668
Lowe’s Cos., Inc.	117,890	8,384,337

		14,258,005

		63,699,810

Health Care – 5.4%
Health Care Equipment & Supplies – 0.6%
Zimmer Biomet Holdings, Inc.	54,414	5,615,525

AB SELECT US LONG/SHORT PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.4%
Aetna, Inc.	34,979	$4,337,746
UnitedHealth Group, Inc.	59,312	9,492,292

		13,830,038

Pharmaceuticals – 3.4%
Eli Lilly & Co.	50,421	3,708,465
Johnson & Johnson	62,313	7,179,081
Pfizer, Inc.	531,763	17,271,662
Zoetis, Inc.	128,016	6,852,696

		35,011,904

		54,457,467

Consumer Staples – 5.1%
Beverages – 0.8%
Dr Pepper Snapple Group, Inc.	15,751	1,428,143
PepsiCo, Inc.	60,765	6,357,842

		7,785,985

Food & Staples Retailing – 1.7%
CVS Health Corp.	101,889	8,040,061
Kroger Co. (The)	261,265	9,016,255

		17,056,316

Food Products – 1.6%
Campbell Soup Co.	103,080	6,233,248
General Mills, Inc.	53,492	3,304,201
Hershey Co. (The)	40,449	4,183,640
Mondelez International, Inc. – Class A	65,425	2,900,290

		16,621,379

Tobacco – 1.0%
Altria Group, Inc.	159,852	10,809,192

		52,272,872

Energy – 4.1%
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	51,675	4,338,116

Oil, Gas & Consumable Fuels – 3.7%
Chevron Corp.	67,998	8,003,365
EOG Resources, Inc.	86,781	8,773,559
Exxon Mobil Corp.	128,866	11,631,445
Occidental Petroleum Corp.	132,605	9,445,454

		37,853,823

		42,191,939

Telecommunication Services – 1.3%
Diversified Telecommunication Services – 1.1%
Verizon Communications, Inc.	218,212	11,648,157

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.(a)	30,446	1,750,949

		13,399,106

14	• AB SELECT US LONG/SHORT PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.2%
Crown Castle International Corp.	115,298	$10,004,407
MGM Growth Properties LLC – Class A	95,676	2,421,560

		12,425,967

Utilities – 1.1%
Electric Utilities – 1.1%
NextEra Energy, Inc.	97,880	11,692,745

Materials – 1.0%
Chemicals – 0.7%
Dow Chemical Co. (The)	117,847	6,743,205

Containers & Packaging – 0.3%
Berry Plastics Group, Inc.(a)	66,878	3,258,965

		10,002,170

Total Common Stocks (cost $521,262,173)		546,842,667

INVESTMENT COMPANIES – 0.8%
Funds and Investment Trusts – 0.8%
iShares Nasdaq Biotechnology ETF(d)(e) (cost $8,086,392)	29,946	7,947,070

SHORT-TERM INVESTMENTS – 44.2%
Investment Companies – 44.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(e)(f) (cost $449,357,230)	449,357,230	449,357,230

Total Investments Before Securities Lending Collateral for Securities Loaned – 98.7% (cost $978,705,795)		1,004,146,967

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.37%(e)(f) (cost $8,802,263)	8,802,263	8,802,263

Total Investments Before Securities Sold Short – 99.6% (cost $987,508,058)		1,012,949,230

AB SELECT US LONG/SHORT PORTFOLIO •	15

Portfolio of Investments

Company	Shares	U.S. $ Value

SECURITIES SOLD SHORT – (5.1)%
INVESTMENT COMPANIES – (4.1)%
Funds and Investment Trusts – (4.1)%
CurrencyShares Euro Trust(a)(e)	(10,146)	$(1,037,530)
CurrencyShares Japanese Yen Trust(a)(e)	(16,704)	(1,378,414)
SPDR S&P 500 ETF Trust	(175,779)	(39,291,880)

Total Investment Companies (proceeds $41,947,404)		(41,707,824)

COMMON STOCKS – (1.0)%
Information Technology – (0.5)%
Electronic Equipment, Instruments & Components – (0.1)%
Corning, Inc.	(31,685)	(768,995)

Internet Software & Services – (0.1)%
Akamai Technologies, Inc.(a)	(20,284)	(1,352,537)

IT Services – (0.2)%
Accenture PLC – Class A	(6,724)	(787,582)
Broadridge Financial Solutions, Inc.	(15,084)	(1,000,069)

		(1,787,651)

Software – (0.1)%
SS&C Technologies Holdings, Inc.	(37,742)	(1,079,421)

		(4,988,604)

Industrials – (0.2)%
Aerospace & Defense – (0.1)%
United Technologies Corp.	(7,806)	(855,694)

Commercial Services & Supplies – (0.1)%
Stericycle, Inc.(a)	(13,711)	(1,056,295)

		(1,911,989)

Consumer Discretionary – (0.1)%
Automobiles – 0.0%
Tesla Motors, Inc.(a)	(1,810)	(386,779)

Diversified Consumer Services – (0.1)%
H&R Block, Inc.	(44,308)	(1,018,641)

		(1,405,420)

Real Estate – (0.1)%
Equity Real Estate Investment Trusts (REITs) – (0.1)%
Iron Mountain, Inc.	(41,243)	(1,339,573)

16	• AB SELECT US LONG/SHORT PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – (0.1)%
Oil, Gas & Consumable Fuels – (0.1)%
TransCanada Corp.	(14,473)	$(653,456)

Total Common Stocks (proceeds $10,173,911)		(10,299,042)

Total Securities Sold Short (proceeds $52,121,315)		(52,006,866)

Total Investments, Net of Securities Sold Short – 94.5% (cost $935,386,743)		960,942,364
Other assets less liabilities – 5.5%		56,360,330

Net Assets – 100.0%		$1,017,302,694

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index(g)	397	$2,275.00	January 2017	$296,543	$(319,585)

(a)	Non-income producing security.

(b)	Fair valued by the Adviser.

(c)	Illiquid security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(g)	One contract relates to 100 shares.

Glossary:

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

AB SELECT US LONG/SHORT PORTFOLIO •	17

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $529,348,565)	$554,789,737 (a)
Affiliated issuers (cost $458,159,493—including investment of cash collateral for securities loaned of $8,802,263)	458,159,493
Deposit at broker for securities sold short	33,021,504
Cash collateral due from broker	5,009,800
Foreign currencies, at value (cost $6)	6
Receivable for investment securities sold	29,881,263
Receivable for capital stock sold	9,746,064
Unaffiliated dividends and interest receivable	740,756
Affiliated dividends receivable	238,774

Total assets	1,091,587,397

Liabilities
Options written, at value (premiums received $296,543)	319,585
Payable for securities sold short, at value (proceeds received $52,121,315)	52,006,866
Payable for collateral received on securities loaned	8,802,263
Payable for investment securities purchased	7,163,091
Payable for capital stock redeemed	3,672,110
Advisory fee payable	1,398,788
Dividend expense payable	358,901
Distribution fee payable	142,360
Transfer Agent fee payable	42,257
Administrative fee payable	9,399
Accrued expenses	369,083

Total liabilities	74,284,703

Net Assets	$1,017,302,694

Composition of Net Assets
Capital stock, at par	$8,578
Additional paid-in capital	1,029,210,552
Accumulated net investment loss	(7,591,293)
Accumulated net realized loss on investment and foreign currency transactions	(29,857,388)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	25,532,245

$1,017,302,694

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$140,133,870	11,864,904	$11.81	*

C	$129,501,151	11,309,520	$11.45

Advisor	$735,029,342	61,548,401	$11.94

R	$399,014	34,119	$11.69

K	$11,822	1,000	$11.82

I	$12,227,495	1,022,699	$11.96

(a)	Includes securities on loan with a value of $8,563,321 (see Note E).

*	The maximum offering price per share for Class A shares was $12.33 which reflects a sales charge of 4.25%.

See notes to financial statements.

18	• AB SELECT US LONG/SHORT PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$6,803,513
Affiliated issuers	590,990
Securities lending income	38,551	$7,433,054

Expenses
Advisory fee (see Note B)	9,307,410
Distribution fee—Class A	192,352
Distribution fee—Class C	736,231
Distribution fee—Class R	1,836
Distribution fee—Class K	33
Transfer agency—Class A	67,995
Transfer agency—Class C	65,264
Transfer agency—Advisor Class	344,133
Transfer agency—Class R	565
Transfer agency—Class K	14
Transfer agency—Class I	2,711
Custodian	149,940
Printing	74,195
Registration fees	50,788
Audit and tax	26,162
Administrative	23,733
Legal	22,179
Directors’ fees	12,231
Miscellaneous	19,146

Total operating expenses (see Note B)	11,096,918
Dividend expense on securities sold short and interest expense	855,252
Broker fee on securities sold short	73,326

Total expenses	12,025,496
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(421,775)

Net expenses		11,603,721

Net investment loss		(4,170,667)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		48,733,451
Securities sold short		(6,168,228)
Futures		922,738
Options written		349,715
Foreign currency transactions		(67,623)
Net change in unrealized appreciation/depreciation of:
Investments		(915,350)
Securities sold short		643,378
Options written		(23,042)
Foreign currency denominated assets and liabilities		(116)

Net gain on investment and foreign currency transactions		43,474,923

Net Increase in Net Assets from Operations		$39,304,256

See notes to financial statements.

AB SELECT US LONG/SHORT PORTFOLIO •	19

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,170,667)		$(13,267,823)
Net realized gain (loss) on investment and foreign currency transactions	43,770,053		(26,243,659)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(295,130)		31,502,780

Net increase (decrease) in net assets from operations	39,304,256		(8,008,702)
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	– 0	–	(7,196,224)
Class C	– 0	–	(6,719,845)
Advisor Class	– 0	–	(34,563,006)
Class R	– 0	–	(20,624)
Class K	– 0	–	(985)
Class I	– 0	–	(425,374)
Capital Stock Transactions
Net decrease	(178,022,253)		(540,525,969)

Total decrease	(138,717,997)		(597,460,729)
Net Assets
Beginning of period	1,156,020,691		1,753,481,420

End of period (including accumulated net investment loss of ($7,591,293) and ($3,420,626), respectively)	$1,017,302,694		$1,156,020,691

See notes to financial statements.

20	• AB SELECT US LONG/SHORT PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued

AB SELECT US LONG/SHORT PORTFOLIO •	21

Notes to Financial Statements

at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently

22	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management

AB SELECT US LONG/SHORT PORTFOLIO •	23

Notes to Financial Statements

determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$106,620,763		$	– 0	–	$	– 0	–	$106,620,763
Information Technology	102,343,713			– 0	–		– 0	–	102,343,713
Industrials	77,736,115			– 0	–		– 0	–	77,736,115
Consumer Discretionary	62,858,539			– 0	–		841,271		63,699,810
Health Care	54,457,467			– 0	–		– 0	–	54,457,467
Consumer Staples	52,272,872			– 0	–		– 0	–	52,272,872
Energy	42,191,939			– 0	–		– 0	–	42,191,939
Telecommunication Services	13,399,106			– 0	–		– 0	–	13,399,106
Real Estate	12,425,967			– 0	–		– 0	–	12,425,967
Utilities	11,692,745			– 0	–		– 0	–	11,692,745
Materials	10,002,170			– 0	–		– 0	–	10,002,170
Investment Companies	7,947,070			– 0	–		– 0	–	7,947,070
Short-Term Investments	449,357,230			– 0	–		– 0	–	449,357,230
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,802,263			– 0	–		– 0	–	8,802,263
Liabilities:
Investment Companies	(41,707,824)			– 0	–		– 0	–	(41,707,824)
Common Stocks(a)	(10,299,042)			– 0	–		– 0	–	(10,299,042)

Total Investments in Securities	960,101,093			– 0	–		841,271		960,942,364

Other Financial Instruments(b):
Liabilities:
Call Options Written	– 0	–		(319,585)			– 0	–	(319,585)

Total(c)	$960,101,093			$(319,585)			$841,271		$960,622,779

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

24	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 6/30/16	$933,269		$933,269
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(91,998)		(91,998)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$841,271		$841,271

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16(a)	$(91,998)		$(91,998)

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus

AB SELECT US LONG/SHORT PORTFOLIO •	25

Notes to Financial Statements

prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax

26	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.70% of the first $2.5 billion and 1.60% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 2.20%, 2.95%, 1.95%, 2.45%, 2.20% and 1.95%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended December 31, 2016, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund

AB SELECT US LONG/SHORT PORTFOLIO •	27

Notes to Financial Statements

by the Adviser. For the six months ended December 31, 2016, the reimbursement for such services amounted to $23,733.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $104,133 for the six months ended December 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,898 from the sale of Class A shares and received $5,580 and $4,905 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and C shares, respectively, for the six months ended December 31, 2016.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $416,314. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended December 31, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$411,826	$295,209	$257,678	$449,357	$570

Brokerage commissions paid on investment transactions for the six months ended December 31, 2016 amounted to $1,075,632, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

28	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,174,175, $5,294 and $-0- for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2016, were as follows:

Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
$878,816,626	$3,801,991,593	$2,427,058,762	$972,033,108

During the six months ended December 31, 2016, there were no purchases or sales of U.S. Government Securities.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross

AB SELECT US LONG/SHORT PORTFOLIO •	29

Notes to Financial Statements

unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Appreciation on Securities Sold Short		Net Unrealized Appreciation
Appreciation on Investments	Depreciation on Investments
$29,760,554	$(4,319,382)	$25,441,172	$114,449	(a)	$25,555,621

(a)	Gross unrealized appreciation was $397,016 and gross unrealized depreciation was $(282,567), resulting in net unrealized appreciation of $114,449.

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each

30	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the six months ended December 31, 2016, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security

AB SELECT US LONG/SHORT PORTFOLIO •	31

Notes to Financial Statements

or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended December 31, 2016, the Fund held written options for hedging and non-hedging purposes.

For the six months ended December 31, 2016, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 6/30/16	– 0	–	$	– 0	–
Options written	952			853,295
Options expired	– 0	–		– 0	–
Options bought back	(555)			(556,752)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 12/31/16	397			$296,543

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

32	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended December 31, 2016, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Options written, at value	$319,585

Total				$319,585

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$922,738	$	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	349,715		(23,042)

Total		$1,272,453		$(23,042)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2016:

Futures:
Average original value of sale contracts	$31,146,444	(a)

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by

AB SELECT US LONG/SHORT PORTFOLIO •	33

Notes to Financial Statements

counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2016:

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$319,585	$	– 0	–	$	– 0	–	$	– 0	–	$319,585

Total	$319,585	$	– 0	–	$	– 0	–	$	– 0	–	$319,585

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at December 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market prices at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

34	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2016, the Fund had securities on loan with a value of $8,563,321 and had received cash collateral which has been invested into Government Money Market Portfolio of $8,802,263. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $38,551 and $10,455 from the borrowers, Government Exchange Reserves, for the six months ended December 31, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2016, such waiver amounted to $5,461. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the

AB SELECT US LONG/SHORT PORTFOLIO •	35

Notes to Financial Statements

Fund’s transactions in shares of Government Exchange Reserves for the six months ended December 31, 2016 is as follows:

Market Value 6/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)
$	– 0	–	$65,651	$56,849	$8,802

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016

Class A
Shares sold	716,991		3,980,888	$8,370,899		$45,579,496

Shares issued in reinvestment of distributions	– 0	–	512,108	– 0	–	5,832,905

Shares redeemed	(3,420,930)		(16,103,448)	(39,754,827)		(185,367,221)

Net decrease	(2,703,939)		(11,610,452)	$(31,383,928)		$(133,954,820)

Class C
Shares sold	290,422		1,541,834	$3,284,433		$17,289,997

Shares issued in reinvestment of distributions	– 0	–	551,643	– 0	–	6,139,797

Shares redeemed	(3,407,804)		(7,756,112)	(38,430,008)		(86,407,219)

Net decrease	(3,117,382)		(5,662,635)	$(35,145,575)		$(62,977,425)

Advisor Class
Shares sold	8,267,825		26,748,409	$97,383,895		$309,059,528

Shares issued in reinvestment of distributions	– 0	–	2,387,638	– 0	–	27,433,956

Shares redeemed	(17,679,749)		(58,473,392)	(207,554,568)		(669,940,124)

Net decrease	(9,411,924)		(29,337,345)	$(110,170,673)		$(333,446,640)

36	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

	Shares				Amount
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016		Six Months Ended December 31, 2016 (unaudited)			Year Ended June 30, 2016

Class R
Shares sold	10,353		16,174			$119,280		$180,055

Shares issued in reinvestment of distributions	– 0	–	1,824			– 0	–	20,624

Shares redeemed	(37,948)		(10,163)			(439,143)		(116,471)

Net increase (decrease)	(27,595)		7,835			$(319,863)		$84,208

Class K
Shares sold	15		87			$180		$977

Shares issued in reinvestment of distributions	– 0	–	53			– 0	–	604

Shares redeemed	(1,717)		– 0	–		(19,864)		– 0	–

Net increase (decrease)	(1,702)		140			$(19,684)		$1,581

Class I
Shares sold	– 0	–	2,300		$	– 0	–	$27,105

Shares issued in reinvestment of distributions	– 0	–	36,036			– 0	–	414,423

Shares redeemed	(81,984)		(893,932)			(982,530)		(10,674,401)

Net decrease	(81,984)		(855,596)			$(982,530)		$(10,232,873)

At December 31, 2016, certain shareholders of the Fund owned 32% of the Fund’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

AB SELECT US LONG/SHORT PORTFOLIO •	37

Notes to Financial Statements

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the

38	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

“Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2016.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$48,607,641	$75,726,021
Long-term capital gains	318,417	– 0	–

Total taxable distributions paid	$48,926,058	$75,726,021

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other gains/losses	$(19,790,363	)(a)
Unrealized appreciation/(depreciation)	(31,430,329	)(b)

Total accumulated earnings/(deficit)	$(51,220,692)

(a)

As of June 30, 2016, the Fund had deferred losses on unsettled short sales of $414,091. At June 30, 2016, the Fund had a qualified late-year ordinary loss deferral of $3,420,626, and a post-October long-term capital loss deferral of $15,955,646. These losses are deemed to arise on July 1, 2016.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2016, the Fund did not have any capital loss carryforwards.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about

AB SELECT US LONG/SHORT PORTFOLIO •	39

Notes to Financial Statements

derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE K

Subsequent Events

At a meeting held on January 31-February 1, 2017, the Board of Directors of the Fund approved amendments to the Portfolio’s Advisory Agreement reflecting reductions to advisory fees and implementation of new expense limitation undertakings reflecting lower Expense Caps. Effective February 3, 2017, the Portfolio will pay the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. Effective February 3, 2017, the Expense Caps are 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2017.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

40	• AB SELECT US LONG/SHORT PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,					December 12, 2012(a) to June 30, 2013
			2016		2015	2014

Net asset value, beginning of period	$ 11.40		$ 11.77		$ 12.12	$ 10.92		$ 10.00

Income From Investment Operations
Net investment loss(b)	(.05	)(c)	(.11	)(c)	(.16)	(.10	)(d)	(.04	)(c)(d)
Net realized and unrealized gain on investment and foreign currency transactions	.46		.12		.31	1.47		.96

Net increase in net asset value from operations	.41		.01		.15	1.37		.92

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)		– 0	–

Net asset value, end of period	$ 11.81		$ 11.40		$ 11.77	$ 12.12		$ 10.92

Total Return
Total investment return based on net asset value(e)	3.60%		.02%		1.31%	12.55%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,134		$166,015		$308,235	$480,571		$24,783
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	2.20	%^	2.29%		2.27%	2.31%		2.34	%^
Expenses, before waivers/reimbursements(f)(g)	2.28	%^	2.30%		2.27%	2.36%		3.41	%^
Net investment loss	(.84	)%(c)^	(.98	)%(c)	(1.34)%	(.88	)%(d)	(.94	)%(c)(d)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%		282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%		321%

See footnote summary on page 47.

AB SELECT US LONG/SHORT PORTFOLIO •	41

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,				December 12, 2012(a) to June 30, 2013
			2016		2015	2014

Net asset value, beginning of period	$ 11.09		$ 11.55		$ 11.99	$ 10.88	$ 10.00

Income From Investment Operations
Net investment loss(b)	(.09	)(c)	(.19	)(c)	(.25)	(.19)	(.05	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	.45		.11		.31	1.47	.93

Net increase (decrease) in net asset value from operations	.36		(.08)		.06	1.28	.88

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)	– 0	–

Net asset value, end of period	$ 11.45		$ 11.09		$ 11.55	$ 11.99	$ 10.88

Total Return
Total investment return based on net asset value(e)	3.25%		(.78)%		.56%	11.76%	8.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,501		$159,990		$232,110	$182,059	$3,836
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	2.95	%^	3.05%		3.04%	3.06%	3.06	%^
Expenses, before waivers/reimbursements(f)(g)	3.03	%^	3.06%		3.04%	3.06%	3.53	%^
Net investment loss	(1.59	)%(c)^	(1.73	)%(c)	(2.09)%	(1.64)%	(1.62	)%(c)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%	282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%	321%

See footnote summary on page 47.

42	• AB SELECT US LONG/SHORT PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,				December 12, 2012(a) to June 30, 2013
			2016		2015	2014

Net asset value, beginning of period	$ 11.51		$ 11.86		$ 12.17	$ 10.94	$ 10.00

Income From Investment Operations
Net investment loss(b)	(.04	)(c)	(.08	)(c)	(.13)	(.07)	(.02	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	.47		.11		.32	1.47	.96

Net increase in net asset value from operations	.43		.03		.19	1.40	.94

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)	– 0	–

Net asset value, end of period	$ 11.94		$ 11.51		$ 11.86	$ 12.17	$ 10.94

Total Return
Total investment return based on net asset value(e)	3.74%		.27%		1.56%	12.80%	9.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$735,029		$816,563		$1,189,226	$810,892	$23,466
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.95	%^	2.05%		2.04%	2.06%	2.05	%^
Expenses, before waivers/reimbursements(f)(g)	2.03	%^	2.06%		2.04%	2.06%	2.90	%^
Net investment loss	(.59	)%(c)^	(.73	)%(c)	(1.09)%	(.63)%	(.60	)%(c)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%	282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%	321%

See footnote summary on page 47.

AB SELECT US LONG/SHORT PORTFOLIO •	43

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,				December 12, 2012(a) to June 30, 2013
			2016		2015	2014

Net asset value, beginning of period	$ 11.30		$ 11.70		$ 12.07	$ 10.91	$ 10.00

Income From Investment Operations
Net investment loss(b)	(.07	)(c)	(.14	)(c)	(.18)	(.13)	(.05	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	.46		.12		.31	1.46	.96

Net increase (decrease) in net asset value from operations	.39		(.02)		.13	1.33	.91

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)	– 0	–

Net asset value, end of period	$ 11.69		$ 11.30		$ 11.70	$ 12.07	$ 10.91

Total Return
Total investment return based on net asset value(e)	3.45%		(.25)%		1.15%	12.19%	9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$399		$698		$630	$121	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	2.50	%^	2.54%		2.57%	2.56%	2.52	%^
Expenses, before waivers/reimbursements(f)(g)	2.57	%^	2.55%		2.57%	2.56%	4.30	%^
Net investment loss	(1.12	)%(c)^	(1.20	)%(c)	(1.55)%	(1.12)%	(1.06	)%(c)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%	282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%	321%

See footnote summary on page 47.

44	• AB SELECT US LONG/SHORT PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended December 31, 2016		Year Ended June 30,					December 12, 2012(a) to June 30,
	(unaudited)		2016		2015	2014		2013

Net asset value, beginning of period	$ 11.40		$ 11.78		$ 12.11	$ 10.92		$ 10.00

Income From Investment Operations
Net investment loss(b)	(.05	)(c)	(.11	)(c)	(.16)	(.12	)(c)	(.06	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	.47		.11		.33	1.48		.98

Net increase in net asset value from operations	.42		– 0	–	.17	1.36		.92

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)		– 0	–

Net asset value, end of period	$ 11.82		$ 11.40		$ 11.78	$ 12.11		$ 10.92

Total Return
Total investment return based on net asset value(e)	3.68%		.01%		1.40%	12.46%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12		$31		$30	$12		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	2.18	%^	2.27%		2.31%	2.31%		2.28	%^
Expenses, before waivers/reimbursements(f)(g)	2.26	%^	2.28%		2.31%	2.33%		4.59	%^
Net investment loss	(.86	)%(c)^	(.94	)%(c)	(1.33)%	(.99	)%(c)	(.95	)%(c)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%		282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%		321%

See footnote summary on page 47.

AB SELECT US LONG/SHORT PORTFOLIO •	45

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,					December 12, 2012(a) to June 30, 2013
			2016		2015	2014

Net asset value, beginning of period	$ 11.52		$ 11.86		$ 12.16	$ 10.93		$ 10.00

Income From Investment Operations
Net investment loss(b)	(.03	)(c)	(.08	)(c)	(.12)	(.08	)(c)	(.04	)(c)
Net realized and unrealized gain on investment and foreign currency transactions	.47		.12		.32	1.48		.97

Net increase in net asset value from operations	.44		.04		.20	1.40		.93

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.38)		(.50)	(.17)		– 0	–

Net asset value, end of period	$ 11.96		$ 11.52		$ 11.86	$ 12.16		$ 10.93

Total Return
Total investment return based on net asset value(e)	3.82%		.27%		1.73%	12.81%		9.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,228		$12,724		$23,250	$34,519		$27,282
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.91	%^	1.97%		1.97%	2.07%		2.02	%^
Expenses, before waivers/reimbursements(f)(g)	1.99	%^	1.98%		1.97%	2.09%		4.32	%^
Net investment loss	(.55	)%(c)^	(.67	)%(c)	(1.03)%	(.71	)%(c)	(.70	)%(c)^
Portfolio turnover rate (excluding securities sold short)	132%		329%		535%	581%		282%
Portfolio turnover rate (including securities sold short)	252%		519%		718%	673%		321%

See footnote summary on page 47.

46	• AB SELECT US LONG/SHORT PORTFOLIO

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Net of fees and expenses waived by the Distributor.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude non- operating expenses:

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30,			December 12, 2012(a) to June 30, 2013
			2016	2015	2014

Class A
Net of waivers/reimbursements	2.03	%^	2.09%	2.09%	2.17%	2.25	%^
Before waivers/reimbursements	2.11	%^	2.09%	2.09%	2.22%	3.32	%^
Class C
Net of waivers/reimbursements	2.78	%^	2.84%	2.85%	2.92%	2.95	%^
Before waivers/reimbursements	2.86	%^	2.84%	2.85%	2.92%	3.42	%^
Advisor Class
Net of waivers/reimbursements	1.78	%^	1.84%	1.85%	1.92%	1.95	%^
Before waivers/reimbursements	1.86	%^	1.84%	1.85%	1.92%	2.80	%^
Class R
Net of waivers/reimbursements	2.34	%^	2.32%	2.34%	2.44%	2.45	%^
Before waivers/reimbursements	2.42	%^	2.32%	2.34%	2.44%	4.23	%^
Class K
Net of waivers/reimbursements	2.03	%^	2.05%	2.07%	2.19%	2.20	%^
Before waivers/reimbursements	2.10	%^	2.05%	2.07%	2.22%	4.52	%^
Class I
Net of waivers/reimbursements	1.74	%^	1.77%	1.78%	1.95%	1.95	%^
Before waivers/reimbursements	1.81	%^	1.77%	1.78%	1.97%	4.24	%^

(g)	The Fund’s investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. The Adviser has voluntarily agreed to waive certain acquired fund fees, and for the six months ended December 31, 2016, such waiver amounted to 0.08% for the Fund.

^	Annualized.

See notes to financial statements.

AB SELECT US LONG/SHORT PORTFOLIO •	47

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Kurt A. Feuerman(2), Vice President

Anthony Nappo(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by Messrs. Kurt A. Feuerman and Anthony Nappo.

48	• AB SELECT US LONG/SHORT PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

AB SELECT US LONG/SHORT PORTFOLIO •	49

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they

AB SELECT US LONG/SHORT PORTFOLIO •	51

reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

AB SELECT US LONG/SHORT PORTFOLIO •	53

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

54	• AB SELECT US LONG/SHORT PORTFOLIO

AB Family of Funds

NOTES

AB SELECT US LONG/SHORT PORTFOLIO •	55

NOTES

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NOTES

AB SELECT US LONG/SHORT PORTFOLIO •	57

NOTES

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NOTES

AB SELECT US LONG/SHORT PORTFOLIO •	59

NOTES

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AB SELECT US LONG/SHORT PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SULS-0152-1216

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 27, 2017